Document And Entity Information (USD $)	12 Months Ended
	Jan. 31, 2013	Mar. 22, 2013	Jul. 31, 2012
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Jan 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Entity Registrant Name	WAL MART STORES INC
Entity Central Index Key	0000104169
Current Fiscal Year End Date	--01-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		3,292,443,366
Entity Current Reporting Status	Yes
Entity Public Float			$ 123,286,859,792
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	Yes

Consolidated Statements Of Income (Audited) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Revenues:
Net sales	$ 466,114	$ 443,854	$ 418,952
Membership and other Income	3,048	3,096	2,897
Total revenues	469,162	446,950	421,849
Costs and expenses:
Cost of sales	352,488	335,127	314,946
Operating, selling, general and administrative expenses	88,873	85,265	81,361
Operating income	27,801	26,558	25,542
Interest:
Debt	1,977	2,034	1,928
Capital leases	274	288	277
Interest income	(187)	(162)	(201)
Interest, net	2,064	2,160	2,004
Income from continuing operations before income taxes	25,737	24,398	23,538
Provision for income taxes
Current Income Tax Expense	7,999	6,742	6,703
Deferred Income Tax Expense	(18)	1,202	876
Total provision for income taxes	7,981	7,944	7,579
Income from continuing operations	17,756	16,454	15,959
Loss from discontinued operations, net of income taxes	0	(67)	1,034
Consolidated net income	17,756	16,387	16,993
Less consolidated net income attributable to noncontrolling interest	(757)	(688)	(604)
Consolidated net income attributable to Walmart	$ 16,999	$ 15,699	$ 16,389
Basic net income per common share:
Basic income per common share from continuing operations attributable to Walmart	$ 5.04	$ 4.56	$ 4.2
Basic loss per common share from discontinued operations attributable to Walmart	$ 0	$ (0.02)	$ 0.28
Basic net income per common share attributable to Walmart	$ 5.04	$ 4.54	$ 4.48
Diluted net income per common share:
Diluted income per common share from continuing operations attributable to Walmart	$ 5.02	$ 4.54	$ 4.18
Diluted loss per common share from discontinued operations attributable to Walmart	$ 0	$ (0.02)	$ 0.29
Diluted net income per common share attributable to Walmart	$ 5.02	$ 4.52	$ 4.47
Weighted-average common shares outstanding:
Basic	3,374	3,460	3,656
Diluted	3,389	3,474	3,670
Dividends declared per common share	$ 1.59	$ 1.46	$ 1.21

Consolidated Statements Of Comprehensive Income (Audited) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Statement of Other Comprehensive Income [Abstract]
Consolidated net income	$ 17,756	$ 16,387	$ 16,993
Less consolidated net income attributable to nonredeemable noncontrolling interest	(684)	(627)	(584)
Less consolidated net income attributable to redeemable noncontrolling interest	(73)	(61)	(20)
Consolidated net income attributable to Walmart	16,999	15,699	16,389
Other comprehensive income, net of income taxes
Currency translation and other	1,042	(2,758)	1,137
Derivatives instruments	136	(67)	(17)
Minimum pension liabilities	(166)	43	(145)
Other comprehensive income, net of income taxes	1,012	(2,782)	975
Less other comprehensive income attributable to nonredeemable noncontrolling interest	(138)	660	(162)
Less other comprehensive income attributable to redeemable noncontrolling interest	(51)	66	(97)
Other comprehensive income attributable to Walmart	823	(2,056)	716
Comprehensive income, net of income taxes	18,768	13,605	17,968
Less comprehensive income attributable to nonredeemable noncontrolling interest	(822)	33	(746)
Less comprehensive income attributable to redeemable noncontrolling interest	(124)	5	(117)
Comprehensive income attributable to Walmart	$ 17,822	$ 13,643	$ 17,105

Consolidated Balance Sheets (Audited) (USD $) In Millions, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
Current assets:
Cash and cash equivalents	$ 7,781	$ 6,550
Receivables, net	6,768	5,937
Inventories	43,803	40,714
Prepaid Expense and Other Assets, Current	1,588	1,774
Total current assets	59,940	54,975
Property and equipment:
Property, Plant and Equipment, Gross	165,825	155,002
Less accumulated depreciation	(51,896)	(45,399)
Property and equipment, net	113,929	109,603
Property under capital leases:
Property under capital leases	5,899	5,936
Less accumulated amortization	(3,147)	(3,215)
Property under capital leases, net	2,752	2,721
Goodwill	20,497	20,651
Other assets and deferred charges	5,987	5,456
Total assets	203,105	193,406
Current liabilities:
Short-term borrowings	6,805	4,047
Accounts payable	38,080	36,608
Accrued liabilities	18,808	18,180
Accrued income taxes	2,211	1,164
Long-term debt due within one year	5,587	1,975
Obligations under capital leases due within one year	327	326
Total current liabilities	71,818	62,300
Long-term debt	38,394	44,070
Long-term obligations under capital leases	3,023	3,009
Deferred income taxes and other	7,613	7,862
Redeemable noncontrolling interest	519	404
Commitments and contingencies
Equity:
Common stock	332	342
Capital in excess of par value	3,620	3,692
Retained earnings	72,978	68,691
Accumulated other comprehensive income (loss)	(587)	(1,410)
Total Walmart shareholders' equity	76,343	71,315
Noncontrolling interest	5,395	4,446
Total equity	81,738	75,761
Total liabilities and equity	$ 203,105	$ 193,406

Consolidated Statement Of Shareholders' Equity (Audited) (USD $) In Millions	Total	Common Stock [Member]	Capital In Excess Of Par Value [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total Walmart Shareholders' Equity [Member]	Noncontrolling Interest [Member]
Balances at Jan. 31, 2010	$ 72,648	$ 378	$ 3,803	$ 66,357	$ (70)	$ 70,468	$ 2,180
Balances, in shares at Jan. 31, 2010		3,786
Consolidated net income (excludes noncontrolling interest)	16,973			16,389		16,389
Net Income (Loss) Attributable to Noncontrolling Interest, excluding redeemable	584						584
Other Comprehensive Income Net Of Tax, excluding redeemable noncontrolling interest	878				716	716
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest	162						162
Cash dividends declared	(4,437)			(4,437)		(4,437)
Purchase of Company stock (in shares)		(280)
Purchase of Company stock	(14,834)	(28)	(487)	(14,319)		(14,834)
Other Shares		10
Other	19	2	261	(23)		240	(221)
Balances at Jan. 31, 2011	71,247	352	3,577	63,967	646	68,542	2,705
Balances, in shares at Jan. 31, 2011		3,516
Consolidated net income (excludes noncontrolling interest)	16,326			15,699		15,699
Net Income (Loss) Attributable to Noncontrolling Interest, excluding redeemable	627						627
Other Comprehensive Income Net Of Tax, excluding redeemable noncontrolling interest	(2,716)				(2,056)	(2,056)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest	(660)						(660)
Cash dividends declared	(5,048)			(5,048)		(5,048)
Purchase of Company stock (in shares)		(113)
Purchase of Company stock	(6,170)	(11)	(229)	(5,930)		(6,170)
Nonredeemable noncontrolling interest of acquired entity	1,988						1,988
Other Shares		15
Other	134	1	344	3		348	(214)
Balances at Jan. 31, 2012	75,761	342	3,692	68,691	(1,410)	71,315	4,446
Balances, in shares at Jan. 31, 2012		3,418
Consolidated net income (excludes noncontrolling interest)	17,683			16,999		16,999
Net Income (Loss) Attributable to Noncontrolling Interest, excluding redeemable	684						684
Other Comprehensive Income Net Of Tax, excluding redeemable noncontrolling interest	961				823	823
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest	138						138
Cash dividends declared	(5,361)			(5,361)		(5,361)
Purchase of Company stock (in shares)		(115)
Purchase of Company stock	(7,709)	(11)	(357)	(7,341)		(7,709)
Nonredeemable noncontrolling interest of acquired entity	469						469
Other Shares		11
Other	(66)	1	285	(10)		276	(342)
Balances at Jan. 31, 2013	$ 81,738	$ 332	$ 3,620	$ 72,978	$ (587)	$ 76,343	$ 5,395
Balances, in shares at Jan. 31, 2013		3,314

Consolidated Statement Of Shareholders' Equity (Audited) (Parenthetical) (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Statement of Stockholders' Equity [Abstract]
Dividends declared per common share	$ 1.59	$ 1.46	$ 1.21

Consolidated Statements Of Cash Flows (Audited) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Cash flows from operating activities:
Consolidated net income	$ 17,756	$ 16,387	$ 16,993
Loss from discontinued operations, net of income taxes	0	67	(1,034)
Income from continuing operations	17,756	16,454	15,959
Adjustments to reconcile income from continuing operations to net cash provided by operating activities:
Depreciation and amortization	8,501	8,130	7,641
Deferred income taxes	(133)	1,050	651
Other operating activities	527	398	1,087
Changes in certain assets and liabilities, net of effects of acquisitions:
Receivables, net	(614)	(796)	(733)
Inventories	(2,759)	(3,727)	(3,205)
Accounts payable	1,061	2,687	2,676
Accrued liabilities	271	(935)	(280)
Accrued income taxes	981	994	(153)
Net cash provided by operating activities	25,591	24,255	23,643
Cash flows from investing activities:
Payments for property and equipment	(12,898)	(13,510)	(12,699)
Proceeds from the disposal of property and equipment	532	580	489
Investments and business acquisitions, net of cash acquired	(316)	(3,548)	(202)
Other investing activities	71	(131)	219
Net cash used in investing activities	(12,611)	(16,609)	(12,193)
Cash flows from financing activities:
Net change in short-term borrowings	2,754	3,019	503
Proceeds from issuance of long-term debt	211	5,050	11,396
Payments of long-term debt	(1,478)	(4,584)	(4,080)
Dividends paid	(5,361)	(5,048)	(4,437)
Purchase of Company stock	(7,600)	(6,298)	(14,776)
Other financing activities	(498)	(597)	(634)
Net cash used in financing activities	(11,972)	(8,458)	(12,028)
Effect of exchange rates on cash and cash equivalents	223	(33)	66
Net increase (decrease) in cash and cash equivalents	1,231	(845)	(512)
Cash and cash equivalents at beginning of year	6,550	7,395	7,907
Cash and cash equivalents at end of period	7,781	6,550	7,395
Income Taxes Paid, Net	7,304	5,899	6,984
Interest Paid	$ 2,262	$ 2,346	$ 2,163

Summary Of Significant Accounting Policies	12 Months Ended
Jan. 31, 2013
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Note 1. Summary of Significant Accounting Policies
General
Wal-Mart Stores, Inc. ("Walmart" or the "Company") operates retail stores in various formats under 69 banners around the world, aggregated into three reportable segments: Walmart U.S., Walmart International and Sam's Club. Walmart is committed to saving people money so they can live better. Walmart earns the trust of its customers every day by providing a broad assortment of quality merchandise and services at everyday low prices ("EDLP") while fostering a culture that rewards and embraces mutual respect, integrity and diversity. EDLP is the Company's pricing philosophy under which it prices items at a low price every day so its customers trust that its prices will not change under frequent promotional activity.
Principles of Consolidation
The Consolidated Financial Statements include the accounts of Walmart and its subsidiaries as of and for the fiscal years ended January 31, 2013 ("fiscal 2013"), January 31, 2012 ("fiscal 2012") and January 31, 2011 ("fiscal 2011"). All material intercompany accounts and transactions have been eliminated in consolidation. Investments in unconsolidated affiliates, which are 50% or less owned, are accounted for primarily using the equity method. These investments are immaterial to the Company's Consolidated Financial Statements.
The Company's Consolidated Financial Statements are based on a fiscal year ending on January 31 for the United States ("U.S.") and Canadian operations. The Company consolidates all other operations generally using a one-month lag and based on a calendar year. There were no significant intervening events during January 2013 that materially affected the Consolidated Financial Statements.
Use of Estimates
The Consolidated Financial Statements have been prepared in conformity with U.S. generally accepted accounting principles. Those principles require management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Management's estimates and assumptions also affect the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.
Cash and Cash Equivalents
The Company considers investments with a maturity when purchased of three months or less to be cash equivalents. All credit card, debit card and electronic benefits transfer transactions that process in less than seven days are classified as cash and cash equivalents. The amounts due from banks for these transactions classified as cash and cash equivalents totaled $1.3 billion and $1.2 billion at January 31, 2013 and 2012, respectively. In addition, cash and cash equivalents includes restricted cash of $715 million and $547 million at January 31, 2013 and 2012, respectively, which is primarily related to cash collateral holdings from various counterparties, as required by certain derivative and trust agreements.
The Company's cash balances are held in various locations around the world. Of the Company's $7.8 billion and $6.6 billion of cash and cash equivalents at January 31, 2013 and 2012, respectively, $5.2 billion and $5.6 billion, respectively, were held outside of the U.S. and are generally utilized to support liquidity needs in the Company's foreign operations.
The Company employs financing strategies in an effort to ensure that cash can be made available in the country in which it is needed with the minimum cost possible. Management does not believe it will be necessary to repatriate cash and cash equivalents held outside of the U.S. and anticipates its domestic liquidity needs will be met through other funding sources (ongoing cash flows generated from operations, external borrowings, or both). Accordingly, management intends, with only certain limited exceptions, to continue to permanently reinvest the Company's cash and cash equivalents in its foreign operations. If the Company's current intentions were to change, most of the amounts held within the Company's foreign operations could be repatriated to the U.S., although any repatriations under current U.S. tax laws would be subject to U.S. federal income taxes, less applicable foreign tax credits. As of January 31, 2013 and 2012, cash and cash equivalents of approximately $876 million and $768 million, respectively, may not be freely transferable to the U.S. due to local laws or other restrictions. Management does not expect local laws, other limitations or potential taxes on anticipated future repatriations of amounts held outside of the U.S. to have a material effect on the Company's overall liquidity, financial condition or results of operations.
Receivables
Receivables are stated at their carrying values, net of a reserve for doubtful accounts. Receivables consist primarily of amounts due from the following:

•	Insurance companies resulting from pharmacy sales;

•	Banks for customer credit cards, debit cards and electronic bank transfers that take in excess of seven days to process;

•	Consumer financing programs in certain international operations;

•	Suppliers for marketing or incentive programs; and

•	Real estate transactions.
The Walmart International segment offers a limited number of consumer credit products, primarily through its financial institutions in select countries. The receivable balance from consumer credit products was $1.2 billion, net of a reserve for doubtful accounts of $115 million, at January 31, 2013, compared to a receivable balance of $1.0 billion, net of a reserve for doubtful accounts of $63 million, at January 31, 2012. These balances are included in receivables, net, in the Company's Consolidated Balance Sheets.
Inventories
The Company values inventories at the lower of cost or market as determined primarily by the retail method of accounting, using the last-in, first-out ("LIFO") method for substantially all of the Walmart U.S. segment's inventories. The retail method of accounting results in inventory being valued at the lower of cost or market since permanent markdowns are currently taken as a reduction of the retail value of inventory. The Walmart International segment's inventories are primarily valued by the retail method of accounting, using the first-in, first-out ("FIFO") method. The Sam's Club segment's inventories are valued based on weighted-average cost using the LIFO method. At January 31, 2013 and 2012, the Company's inventories valued at LIFO approximate those inventories as if they were valued at FIFO.
Property and Equipment
Property and equipment are stated at cost. Gains or losses on disposition are recognized as earned or incurred. Costs of major improvements are capitalized, while costs of normal repairs and maintenance are charged to expense as incurred. The following table summarizes the Company's property and equipment balances and includes the estimated useful lives that are generally used to depreciate the assets on a straight-line basis:

		Fiscal Years Ended January 31,
(Amounts in millions)	Estimated Useful Lives	2013	2012
Land	N/A	$25,612	$23,499
Buildings and improvements	3-40 years	90,686	84,275
Fixtures and equipment	3-25 years	40,903	39,234
Transportation equipment	3-15 years	2,796	2,682
Construction in progress	N/A	5,828	5,312
Property and equipment		$165,825	$155,002
Accumulated depreciation		(51,896)	(45,399)
Property and equipment, net		$113,929	$109,603

Leasehold improvements are depreciated over the shorter of the estimated useful life of the asset or the remaining expected lease term. Depreciation expense for property and equipment, including amortization of property under capital leases, for fiscal 2013, 2012 and 2011 was $8.4 billion, $8.1 billion and $7.6 billion, respectively. Interest costs capitalized on construction projects were $74 million, $60 million and $63 million in fiscal 2013, 2012 and 2011, respectively.
Long-Lived Assets
Long-lived assets are stated at cost. Management reviews long-lived assets for indicators of impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The evaluation is performed at the lowest level of identifiable cash flows, which is at the individual store or club level or, in certain circumstances, a market group of stores. Undiscounted cash flows expected to be generated by the related assets are estimated over the assets' useful lives based on updated projections. If the evaluation indicates that the carrying amount of the assets may not be recoverable, any potential impairment is measured based upon the fair value of the related asset or asset group as determined by an appropriate market appraisal or other valuation technique. Impairment charges of long-lived assets for fiscal 2013, 2012 and 2011 were not significant.
Goodwill and Other Acquired Intangible Assets
Goodwill represents the excess of the purchase price over the fair value of net assets acquired in business combinations and is allocated to the appropriate reporting unit when acquired. Other acquired intangible assets are stated at the fair value acquired as determined by a valuation technique commensurate with the intended use of the related asset. Goodwill and indefinite-lived intangible assets are not amortized; rather, they are evaluated for impairment annually and whenever events or changes in circumstances indicate that the value of the asset may be impaired. Definite-lived intangible assets are considered long-lived assets and are amortized on a straight-line basis over the periods that expected economic benefits will be provided.
Goodwill is evaluated for impairment using either a qualitative or quantitative approach for each of the Company's reporting units. Generally, a qualitative assessment is first performed to determine whether a quantitative goodwill impairment test is necessary. If management determines, after performing an assessment based on the qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, or that a fair value of the reporting unit substantially in excess of the carrying amount cannot be assured, then a quantitative goodwill impairment test would be required. The quantitative test for goodwill impairment is performed by determining the fair value of the related reporting units. Fair value is measured based on the discounted cash flow method and relative market-based approaches.
For the reporting units that were tested using only the qualitative assessment, management determined that the fair value of each reporting unit is more likely than not greater than the carrying amount and, as a result, quantitative analyses were not required. For the reporting units tested using a quantitative impairment test, management determined the fair value of each reporting unit is greater than the carrying amount. Accordingly, the Company has not recorded any impairment charges related to goodwill.
The following table reflects goodwill activity, by reportable segment, for fiscal 2013 and 2012:

(Amounts in millions)	Walmart U.S.	Walmart International	Sam's Club	Total
Balances as of February 1, 2011	$239	$16,211	$313	$16,763
Changes in currency translation and other	—	(535)	—	(535)
Acquisitions(1)	200	4,223	—	4,423
Balances as of January 31, 2012	439	19,899	313	20,651
Changes in currency translation and other	—	(65)	—	(65)
Purchase accounting adjustments for prior fiscal year acquisitions(2)	4	(532)	—	(528)
Acquisitions(3)	—	439	—	439
Balances as of January 31, 2013	$443	$19,741	$313	$20,497

(1)
Goodwill recorded for acquisitions in fiscal 2012 primarily relates to the acquisition of 147 Netto stores from Dansk Supermarked in the United Kingdom and to the acquisition of a 51% ownership in Massmart, a retailer based in South Africa. Refer to Note 13 for more information about these acquisitions.

(2)	Fiscal 2013 purchase accounting adjustments primarily relate to the finalization of the Massmart purchase price allocation, which was preliminary at January 31, 2012.

(3)
Goodwill recorded for fiscal 2013 acquisitions relates to several acquisitions completed in fiscal 2013 that are not significant, individually or in the aggregate, to the Company's Consolidated Financial Statements.

Indefinite-lived intangible assets are included in other assets and deferred charges in the Company's Consolidated Balance Sheets. These assets are evaluated for impairment based on their fair values using valuation techniques which are updated annually based on the most recent variables and assumptions. There were no impairment charges related to indefinite-lived intangible assets recorded during fiscal 2013, 2012 and 2011.
Self-Insurance Reserves
The Company uses a combination of insurance, self-insured retention and self-insurance for a number of risks, including, but not limited to, workers' compensation, general liability, vehicle liability, property and the Company's obligation for employee-related health care benefits. Liabilities relating to these claims associated with these risks are estimated by considering historical claims experience, including frequency, severity, demographic factors and other actuarial assumptions, including incurred but not reported claims. In estimating its liability for such claims, the Company periodically analyzes its historical trends, including loss development, and applies appropriate loss development factors to the incurred costs associated with the claims. The Company also maintains stop-loss insurance coverage for workers' compensation and general liability of $5 million and $15 million, respectively, per occurrence, to limit exposure to certain risks. Refer to Note 5 for more information about the Company's self-insurance reserves.
Income Taxes
Income taxes are accounted for under the liability method. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rate is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts more likely than not to be realized.
The Company records a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company records interest and penalties related to unrecognized tax benefits in interest expense and operating, selling, general and administrative expenses, respectively, in the Company's Consolidated Statements of Income. Refer to Note 9 for additional income tax disclosures.
Revenue Recognition
Sales
The Company recognizes sales revenue net of sales taxes and estimated sales returns at the time it sells merchandise to the customer.
Membership Fee
The Company recognizes membership fee revenue both in the United States and internationally over the term of the membership, which is typically 12 months. The following table summarizes membership fee activity for fiscal 2013, 2012 and 2011:

	Fiscal Years Ended January 31,
(Amounts in millions)	2013	2012	2011
Deferred membership fee revenue, beginning of year	$559	$542	$532
Cash received from members	1,133	1,111	1,074
Membership fee revenue recognized	(1,117)	(1,094)	(1,064)
Deferred membership fee revenue, end of year	$575	$559	$542

Membership fee revenue is included in membership and other income in the Company's Consolidated Statements of Income. The deferred membership fee is included in accrued liabilities in the Company's Consolidated Balance Sheets.
Shopping Cards
Customer purchases of shopping cards are not recognized as revenue until the card is redeemed and the customer purchases merchandise using the shopping card. Shopping cards in the U.S. do not carry an expiration date and, therefore, customers and members can redeem their shopping cards for merchandise indefinitely. Shopping cards in certain foreign countries where the Company does business may have expiration dates. A certain amount of shopping cards, both with and without expiration dates, will not be redeemed. Management estimates unredeemed shopping cards and recognizes revenue for these amounts over shopping card historical usage periods based on historical redemption rates. Management periodically reviews and updates its estimates of usage periods and redemption rates.
Financial and Other Services
The Company recognizes revenue from service transactions at the time the service is performed. Generally, revenue from services is classified as a component of net sales in the Company's Consolidated Statements of Income.
Cost of Sales
Cost of sales includes actual product cost, the cost of transportation to the Company's warehouses, stores and clubs from suppliers, the cost of transportation from the Company's warehouses to the stores, clubs and customers and the cost of warehousing for the Sam's Club segment and import distribution centers. Cost of sales is reduced by advertising reimbursements received from vendors that are not directly related to specific advertising activities.
Payments from Suppliers
The Company receives consideration from suppliers for various programs, primarily volume incentives, warehouse allowances and reimbursements for specific programs such as markdowns, margin protection, advertising and supplier-specific fixtures. Payments from suppliers, except for certain advertising reimbursements directly related to specific advertising activities and certain other reimbursements, are accounted for as a reduction of cost of sales and are recognized in the Company's Consolidated Statements of Income when the related inventory is sold.
Operating, Selling, General and Administrative Expenses
Operating, selling, general and administrative expenses include all operating costs of the Company, except cost of sales, as described above. As a result, the majority of the cost of warehousing and occupancy for the Walmart U.S. and Walmart International segments' distribution facilities is included in operating, selling, general and administrative expenses. Because the Company does not include most of the cost of its Walmart U.S. and Walmart International segments' distribution facilities in cost of sales, its gross profit and gross profit as a percentage of net sales ("gross profit margin") may not be comparable to those of other retailers that may include all costs related to their distribution facilities in cost of sales and in the calculation of gross profit.
Advertising Costs
Advertising costs are expensed as incurred and were $2.3 billion for both fiscal 2013 and 2012, and $2.5 billion for fiscal 2011. Advertising costs consist primarily of print, television and digital advertisements and are recorded in operating, selling, general and administrative expenses in the Company's Consolidated Statements of Income. Advertising reimbursements received from suppliers are generally accounted for as a reduction of cost of sales and recognized in the Company's Consolidated Statements of Income when the related inventory is sold. When advertising reimbursements are directly related to specific advertising activities, they are recognized as a reduction of advertising expenses in operating, selling, general and administrative expenses.
Leases
The Company estimates the expected term of a lease by assuming the exercise of renewal options where an economic penalty exists that would preclude the abandonment of the lease at the end of the initial non-cancelable term and the exercise of such renewal is at the sole discretion of the Company. The expected term is used in the determination of whether a store or club lease is a capital or operating lease and in the calculation of straight-line rent expense. Additionally, the useful life of leasehold improvements is limited by the expected lease term or the economic life of the asset, whichever is shorter. If significant expenditures are made for leasehold improvements late in the expected term of a lease and renewal is reasonably assured, the useful life of the leasehold improvement is limited to the end of the renewal period or economic life of the asset, whichever is shorter.
Rent abatements and escalations are considered in the calculation of minimum lease payments in the Company's capital lease tests and in determining straight-line rent expense for operating leases.
Pre-Opening Costs
The cost of start-up activities, including organization costs, related to new store openings, store remodels, expansions and relocations are expensed as incurred and included in operating, selling, general and administrative expenses in the Company's Consolidated Statements of Income. Pre-opening costs totaled $316 million, $308 million and $320 million for fiscal 2013, 2012 and 2011, respectively.
Currency Translation
The assets and liabilities of all international subsidiaries are translated from the respective local currency to the U.S. dollar using exchange rates at the balance sheet date. Related translation adjustments are recorded as a component of accumulated other comprehensive income (loss). The income statements of international subsidiaries are translated from the respective local currencies to the U.S. dollar using average exchange rates for the period covered by the income statements.
Reclassifications
Certain reclassifications have been made to prior fiscal year amounts and balances to conform to the presentation in the current fiscal year. These reclassifications did not impact consolidated operating income or net income. Additionally, certain segment asset and expense allocations have been reclassified among segments in the current period. See Note 14 for further discussion of the Company's segments.
Recent Accounting Pronouncements
In February 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2013-02, which requires entities to present information about significant items reclassified out of accumulated other comprehensive income (loss) by component either on the face of the statement where net income is presented or as a separate disclosure in the notes to the financial statements. This ASU is effective for the Company in the first quarter of fiscal 2014. The adoption of this ASU is not expected to impact the Company's consolidated net income, financial position or cash flows.
In July 2012, the FASB issued ASU 2012-02, which amends how companies test for impairment of indefinite-lived intangible assets. The new guidance permits a company to assess qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount as a basis for determining whether it is necessary to perform the annual impairment test. The ASU is effective for the Company in the first quarter of fiscal 2014. The adoption of this ASU is not expected to impact the Company's consolidated net income, financial position or cash flows.
In 2011, the FASB issued two ASUs which amend guidance for the presentation of comprehensive income. The amended guidance requires an entity to present components of net income and other comprehensive income in one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive statements. The previous option to report other comprehensive income and its components in the statement of shareholders' equity was eliminated. Although the new guidance changes the presentation of comprehensive income, there are no changes to the components that are recognized in net income or other comprehensive income under existing guidance. Beginning with the quarter ended April 30, 2012, the Company elected to report other comprehensive income and its components in a separate statement of comprehensive income. The adoption of these ASUs did not impact the Company's consolidated net income, financial position or cash flows.
In 2011, the FASB issued ASU 2011-04 to clarify the intent of the application of existing fair value measurement and disclosure requirements, as well as change certain measurement requirements and disclosures. The Company adopted ASU 2011-04 effective February 1, 2012. In connection with the adoption, the Company made an accounting policy election to measure the credit risk of its derivative financial instruments that are subject to master netting agreements on a net basis by counterparty portfolio, consistent with how the Company previously had been measuring credit risk for these instruments. The adoption of ASU 2011-04 did not impact the Company's consolidated net income, financial position or cash flows.

Net Income Per Common Share	12 Months Ended
Jan. 31, 2013
Earnings Per Share [Abstract]
Net Income Per Common Share
Note 2. Net Income Per Common Share
Basic income per common share from continuing operations attributable to Walmart is based on the weighted-average common shares outstanding during the relevant period. Diluted income per common share from continuing operations attributable to Walmart is based on the weighted-average common shares outstanding during the relevant period adjusted for the dilutive effect of outstanding stock options and other share-based awards. The Company had approximately 37 thousand, 1 million and 4 million stock options and other share-based awards outstanding that were antidilutive and not included in the calculation of diluted income per common share from continuing operations attributable to Walmart for fiscal 2013, 2012 and 2011, respectively.
The following table provides a reconciliation of the numerators and denominators used to determine basic and diluted income per common share from continuing operations attributable to Walmart:

	Fiscal Years Ended January 31,
(Amounts in millions, except per share data)	2013	2012	2011
Numerator
Income from continuing operations	$17,756	$16,454	$15,959
Less consolidated net income attributable to noncontrolling interest	(757)	(688)	(604)
Income from continuing operations attributable to Walmart	$16,999	$15,766	$15,355

Denominator
Weighted-average common shares outstanding, basic	3,374	3,460	3,656
Dilutive impact of stock options and other share-based awards	15	14	14
Weighted-average common shares outstanding, diluted	3,389	3,474	3,670

Income per common share from continuing operations attributable to Walmart
Basic	$5.04	$4.56	$4.20
Diluted	5.02	4.54	4.18

Shareholder's Equity	12 Months Ended
Jan. 31, 2013
Stockholders' Equity Note [Abstract]
Shareholder's Equity
Note 3. Shareholders' Equity
Share-Based Compensation
The Company has awarded share-based compensation to associates and nonemployee directors of the Company. The compensation expense recognized for all plans was $378 million, $355 million and $371 million for fiscal 2013, 2012 and 2011, respectively. Share-based compensation expense is included in operating, selling, general and administrative expenses in the Company's Consolidated Statements of Income. The total income tax benefit recognized for share-based compensation was $142 million, $134 million and $141 million for fiscal 2013, 2012 and 2011, respectively. The following table summarizes the Company's share-based compensation expense by award type:

	Fiscal Years Ended January 31,
(Amounts in millions)	2013	2012	2011
Restricted stock and performance share awards	$152	$142	$162
Restricted stock rights	195	184	157
Stock options	31	29	52
Share-based compensation expense	$378	$355	$371

The Company's shareholder-approved Stock Incentive Plan of 2010 (the "Plan") became effective June 4, 2010 and amended and restated the Company's Stock Incentive Plan of 2005. The Plan was established to grant stock options, restricted (non-vested) stock, performance shares and other equity compensation awards for which 210 million shares of common stock issued or to be issued under the Plan have been registered under the Securities Act of 1933, as amended. The Company believes that such awards serve to align the interests of its associates with those of its shareholders.
The Plan's award types are summarized as follows:

•
Restricted Stock and Performance Share Awards. Restricted stock awards are for shares that vest based on the passage of time and include restrictions related to employment. Performance share awards vest based on the passage of time and achievement of performance criteria and may range from 0% to 150% of the original award amount. Vesting periods for these awards are generally between three and five years. Restricted stock and performance share awards may be settled or deferred in stock and are accounted for as equity in the Company's Consolidated Balance Sheets. The fair value of restricted stock awards is determined on the date of grant and is expensed ratably over the vesting period. The fair value of performance share awards is determined on the date of grant using the Company's stock price discounted for the expected dividend yield through the vesting period and is recognized over the vesting period.

•
Restricted Stock Rights. Restricted stock rights provide rights to Company stock after a specified service period; 50% vest three years from the grant date and the remaining 50% vest five years from the grant date. The fair value of each restricted stock right is determined on the date of grant using the stock price discounted for the expected dividend yield through the vesting period and is recognized ratably over the vesting period. The expected dividend yield is based on the anticipated dividends over the vesting period. The weighted-average discount for the dividend yield used to determine the fair value of restricted stock rights granted in fiscal 2013, 2012 and 2011 was 12.2%, 11.7% and 9.1%, respectively.

•
Stock Options. Stock options allow the associate to buy a specified number of shares at a set price. Options granted generally vest over five years and have a contractual term of ten years. Options may include restrictions related to employment, satisfaction of performance conditions or other conditions. Under the Plan and prior plans, substantially all stock options have been granted with an exercise price equal to the market price of the Company's stock at the date of grant.

In addition to the Plan, the Company's subsidiary in the United Kingdom, ASDA, has two other stock option plans for certain ASDA colleagues. A combined 49 million shares of the Company's common stock were registered under the Securities Act of 1933, as amended, for issuance upon the exercise of stock options granted under the Colleague Share Ownership Plan 1999 (the "CSOP") and the ASDA Sharesave Plan 2000 ("Sharesave Plan").

•	CSOP. The CSOP grants have either a three- or six-year vesting period. The CSOP options may be exercised during the two months immediately following the vesting date.

•
Sharesave Plan. The Sharesave Plan grants options at 80% of the Company's average stock price for the three days preceding the grant date. The Sharesave Plan options vest after three years and may generally be exercised up to six months after the vesting date.

The following table shows the activity for each award type during fiscal 2013:

	Restricted Stock and Performance Share Awards		Restricted Stock Rights		Stock Options(1)
(Shares in thousands)	Shares	Weighted- Average Grant-Date Fair Value Per Share	Shares	Weighted- Average Grant-Date Fair Value Per Share	Shares	Weighted- Average Exercise Price Per Share
Outstanding at February 1, 2012	13,320	$53.56	17,621	$47.76	20,152	$48.21
Granted	4,488	62.13	5,262	53.27	2,082	47.39
Vested/exercised	(2,982)	50.95	(3,714)	45.35	(10,701)	48.12
Forfeited or expired	(2,228)	52.73	(1,330)	48.37	(1,293)	52.56
Outstanding at January 31, 2013	12,598	$57.37	17,839	$49.79	10,240	$47.58
Exercisable at January 31, 2013					5,326	$50.00

(1)	Includes stock option awards granted under the Plan, the CSOP and the Sharesave Plan.
As of January 31, 2013, the unrecognized compensation cost for restricted stock and performance share awards, restricted stock rights and stock option awards was $233 million, $437 million and $21 million, respectively, and is expected to be recognized over a weighted-average period of 2.0 years, 1.7 years and 2.8 years, respectively. Additionally, as of January 31, 2013, the weighted-average remaining life for stock options outstanding and stock options exercisable was 5.3 years and 2.7 years, respectively, and had an aggregate intrinsic value of $229 million and $106 million, respectively.
The following table includes additional information related to restricted stock and performance share awards and restricted stock rights:

	Fiscal Years Ended January 31,
(Amounts in millions)	2013	2012	2011
Fair value of restricted stock and performance share awards vested	$155	$134	$142
Fair value of restricted stock rights vested	168	178	50

The following table includes additional information related to stock option awards:

	Fiscal Years Ended January 31,
(Amounts in millions)	2013	2012	2011
Fair value of stock options vested	$33	$50	$54
Proceeds from stock options exercised	320	420	205
Intrinsic value of stock options exercised	207	91	51

The fair value of each stock option award is estimated on the date of grant using the Black-Scholes-Merton option valuation model that uses various assumptions for inputs. The Company uses expected volatilities and risk-free interest rates that correlate with the expected term of the option when estimating an option's fair value. The following table provides the weighted-average assumptions used to estimate the fair values of the Company's stock options granted in fiscal 2013, 2012 and 2011:

	Fiscal Years Ended January 31,
	2013	2012	2011
Dividend yield(1)	2.8%	2.9%	2.3%
Volatility(2)	16.2%	17.6%	17.1%
Risk-free interest rate(3)	0.6%	1.3%	1.8%
Expected life in years(4)	3.0	3.0	3.1
Weighted-average fair value of options granted	$10.57	$9.61	$12.53

(1)	Expected dividend yield is based on the anticipated dividends over the vesting period.

(2)	Expected volatility is based on historical volatility of the Company's stock.

(3)	Risk-free interest rate is based on the U.S. Treasury yield curve at the time of the grant.

(4)	Expected life in years is based on historical exercise and expiration activity of grants with similar vesting periods.
Share Repurchase Program
From time to time, the Company repurchases shares of its common stock under share repurchase programs authorized by the Board of Directors. The current $15.0 billion share repurchase program has no expiration date or other restrictions limiting the period over which the Company can make share repurchases under the program. At January 31, 2013, authorization for $3.7 billion of share repurchases remained under the current share repurchase program. Any repurchased shares are constructively retired and returned to an unissued status.
The Company considers several factors in determining when to execute share repurchases, including, among other things, current cash needs, capacity for leverage, cost of borrowings and the market price of its common stock. Cash paid for share repurchases during fiscal 2013, 2012 and 2011, was as follows:

Share Repurchases	Total Number of Shares Repurchased (in millions)	Average Price Paid per Share (in dollars)	Total Investment (in billions)
Fiscal year ended January 31, 2013	113.2	$67.15	$7.6
Fiscal year ended January 31, 2012	115.3	54.64	6.3
Fiscal year ended January 31, 2011	279.1	53.03	14.8

Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Jan. 31, 2013
Other Comprehensive Income (Loss), Tax [Abstract]
Accumulated Other Comprehensive Income (Loss)
Note 4. Accumulated Other Comprehensive Income (Loss)
The following table provides the changes in the composition of total Walmart accumulated other comprehensive income (loss) for fiscal 2013, 2012 and 2011:

	Currency Translation and Other	Derivative Instruments	Minimum Pension Liability	Total
(Amounts in millions)
Balances as of February 1, 2010	$348	$77	$(495)	$(70)
Other comprehensive income (loss)	878	(17)	(145)	716
Balances as of January 31, 2011	1,226	60	(640)	646
Other comprehensive income (loss)	(2,032)	(67)	43	(2,056)
Balances as of January 31, 2012	(806)	(7)	(597)	(1,410)
Other comprehensive income (loss)	853	136	(166)	823
Balances as of January 31, 2013	$47	$129	$(763)	$(587)
Amounts included in accumulated other comprehensive income (loss) are recorded net of their related income tax effects. The Company's unrealized net gains and losses on net investment hedges, included in the currency translation and other category of accumulated other comprehensive income (loss), were not significant as of January 31, 2013 and January 31, 2012.

Accrued Liabilities	12 Months Ended
Jan. 31, 2013
Accrued Liabilities [Abstract]
Accrued Liabilities
Note 5. Accrued Liabilities
The Company's accrued liabilities consist of the following:

	As of January 31,
(Amounts in millions)	2013	2012
Accrued wages and benefits(1)	$5,059	$5,089
Self-insurance(2)	3,373	3,638
Accrued taxes(3)	2,851	2,323
Other(4)	7,525	7,130
Total accrued liabilities	$18,808	$18,180

(1)	Accrued wages and benefits include accrued wages, salaries, vacation, bonuses and other incentive plans.

(2)	Self-insurance consists of all insurance-related liabilities, such as workers' compensation, general liability, vehicle liability, property liability and employee-related health care benefits.

(3)	Accrued taxes include accrued payroll, value added, sales and miscellaneous other taxes.

(4)	Other accrued liabilities consist of various items such as maintenance, utilities, advertising and interest.

Short-Term Borrowings And Long-Term Debt	12 Months Ended
Jan. 31, 2013
Debt Disclosure [Abstract]
Short-Term Borrowings And Long-Term Debt
Note 6. Short-term Borrowings and Long-term Debt
Short-term borrowings consist of commercial paper and lines of credit. Short-term borrowings outstanding at January 31, 2013 and 2012, were $6.8 billion and $4.0 billion, respectively. The following table includes additional information related to the Company's short-term borrowings for fiscal 2013, 2012 and 2011:

	Fiscal Years Ended January 31,
(Amounts in millions)	2013	2012	2011
Maximum amount outstanding at any month-end	$8,740	$9,594	$9,282
Average daily short-term borrowings	6,007	6,040	4,020
Weighted-average interest rate	0.1%	0.1%	0.2%
The Company has various lines of credit, committed with 27 financial institutions, totaling $18.1 billion as of January 31, 2013. The lines of credit, including drawn and undrawn amounts, are summarized in the following table:

	Fiscal Years Ended January 31,
	2013			2012
(Amounts in millions)	Available	Drawn	Undrawn	Available	Drawn	Undrawn
Five-year credit facility(1)	$6,258	$—	$6,258	$6,258	$—	$6,258
364-day revolving credit facility(2)	10,000	—	10,000	10,000	—	10,000
Stand-by letters of credit(3)	1,871	1,868	3	2,225	2,178	47
Total	$18,129	$1,868	$16,261	$18,483	$2,178	$16,305

(1)	In June 2011, the Company renewed and extended its existing five-year credit facility, which is used to support its commercial paper program.

(2)	In June 2012, the Company renewed and extended its existing 364-day revolving credit facility, which is used to support its commercial paper program.

(3)	In June 2012, the Company renewed the stand-by letters of credit, which is used to support various potential and actual obligations.
The committed lines of credit mature at various times between June 2013 and June 2016, carry interest rates generally ranging between LIBOR plus 10 basis points and LIBOR plus 75 basis points, and incur commitment fees ranging between 1.5 and 10.0 basis points. In conjunction with the lines of credit listed in the table above, the Company has agreed to observe certain covenants, the most restrictive of which relates to maximum amounts of secured debt and long-term leases.
Additionally, the Company had trade letters of credit outstanding totaling $2.7 billion and $2.9 billion at January 31, 2013 and 2012, respectively.
The Company's long-term debt, which includes the fair value instruments further discussed in Note 8, consists of the following:

		January 31, 2013		January 31, 2012
(Amounts in millions)	Maturity Dates By Fiscal Year	Amount	Average Rate(1)	Amount	Average Rate(1)
Unsecured debt
Fixed	2014-2042	$32,476	4.6%	$33,128	4.6%
Variable	2014	500	5.5%	500	5.2%
Total U.S. dollar denominated		32,976		33,628
Fixed	2030	1,358	4.9%	1,308	4.9%
Variable		—		—
Total Euro denominated		1,358		1,308
Fixed	2031-2039	5,550	5.3%	6,301	5.3%
Variable		—		—
Total Sterling denominated		5,550		6,301
Fixed	2014-2021	1,942	1.4%	2,335	1.4%
Variable	2014-2016	1,056	0.7%	1,271	0.8%
Total Yen denominated		2,998		3,606
Total unsecured debt		42,882		44,843
Total other debt (in USD)(2)	2014-2042	1,099		1,202
Total debt		43,981		46,045
Less amounts due within one year		(5,587)		(1,975)
Long-term debt		$38,394		$44,070

(1)
The average rate represents the weighted-average stated rate for each corresponding debt category, based on year-end balances and year-end local currency interest rates. Interest costs are also impacted by certain derivative financial instruments described in Note 8.

(2)
A portion of other debt at January 31, 2013 and 2012, includes secured debt in the amount of $627 million and $319 million, respectively, which was collateralized by property that had an aggregate carrying amount of approximately $599 million and $866 million, respectively.

At January 31, 2013 and 2012, the Company had $500 million in debt with embedded put options. The issuance of money market puttable reset securities in the amount of $500 million is structured to be remarketed in connection with the annual reset of the interest rate. If, for any reason, the remarketing of the notes does not occur at the time of any interest rate reset, the holders of the notes must sell, and the Company must repurchase, the notes at par. Accordingly, this issuance has been classified as long-term debt due within one year in the Company's Consolidated Balance Sheets. Annual maturities of long-term debt during the next five years and thereafter are as follows:

(Amounts in millions)	Annual
Fiscal Year	Maturity
2014	$5,587
2015	3,753
2016	4,562
2017	1,127
2018	1,128
Thereafter	27,824
Total	$43,981

Debt Issuances
The Company did not issue any significant amounts of long-term debt during fiscal 2013. Information on significant long-term debt issued during fiscal 2012, is as follows (amounts in millions):

Issue Date	Maturity Date	Interest Rate	Principal Amount
April 18, 2011	April 15, 2014	1.625%	$1,000
April 18, 2011	April 15, 2016	2.800%	1,000
April 18, 2011	April 15, 2021	4.250%	1,000
April 18, 2011	April 15, 2041	5.625%	2,000
Total			$5,000

The aggregate net proceeds from these note issuances were approximately $4.9 billion. The notes of each series require semi-annual interest payments on April 15 and October 15 of each year, with the first interest payment having commenced on October 15, 2011. Unless previously purchased and canceled, the Company will repay the notes of each series at 100% of the principal amount, together with accrued and unpaid interest thereon, at maturity. The notes of each series are senior, unsecured obligations of the Company.

Fair Value Measurements	12 Months Ended
Jan. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 7. Fair Value Measurements
The Company records and discloses certain financial and non-financial assets and liabilities at their fair value. The fair value of an asset is the price at which the asset could be sold in an ordinary transaction between unrelated, knowledgeable and willing parties able to engage in the transaction. A liability's fair value is defined as the amount that would be paid to transfer the liability to a new obligor in a transaction between such parties, not the amount that would be paid to settle the liability with the creditor. Assets and liabilities recorded at fair value are measured using the fair value hierarchy, which prioritizes the inputs used in measuring fair value. The levels of the fair value hierarchy are:

•	Level 1: observable inputs such as quoted prices in active markets;

•	Level 2: inputs other than quoted prices in active markets that are either directly or indirectly observable; and

•	Level 3: unobservable inputs for which little or no market data exists, therefore requiring the Company to develop its own assumptions.
Recurring Fair Value Measurements
The Company holds derivative instruments that are required to be measured at fair value on a recurring basis. The fair values are the estimated amounts the Company would receive or pay upon termination of the related derivative agreements as of the reporting dates. The fair values have been measured using the income approach and Level 2 inputs, which include the relevant interest rate and foreign currency forward curves. As of January 31, 2013 and 2012, the notional amounts and fair values of these derivatives are as follows:

	January 31, 2013		January 31, 2012
(Amounts in millions)	Notional Amount	Fair Value	Notional Amount	Fair Value
Receive fixed-rate, pay variable-rate interest rate swaps designated as fair value hedges	$3,445	$60	$3,945	$183
Receive fixed-rate, pay fixed-rate cross-currency interest rate swaps designated as net investment hedges	1,250	223	1,250	316
Receive fixed-rate, pay fixed-rate cross-currency interest rate swaps designated as cash flow hedges	2,944	230	2,884	(3)
Receive variable-rate, pay fixed-rate interest rate swaps designated as cash flow hedges	1,056	(8)	1,270	(16)
Receive variable-rate, pay fixed-rate forward starting interest rate swaps designated as cash flow hedges	5,000	10	—	—
Total	$13,695	$515	$9,349	$480

Nonrecurring Fair Value Measurements
In addition to assets and liabilities that are recorded at fair value on a recurring basis, the Company's assets and liabilities are also subject to nonrecurring fair value measurements. Generally, assets are recorded at fair value on a nonrecurring basis as a result of impairment charges. The Company did not record any significant impairment charges to assets measured at fair value on a nonrecurring basis during the fiscal years ended January 31, 2013 or 2012.
Other Fair Value Disclosures
The Company records cash and cash equivalents and short-term borrowings at cost. The carrying values of these instruments approximate their fair value due to their short-term maturities.
The Company's long-term debt is also recorded at cost. The fair value is estimated using Level 2 inputs based on the Company's current incremental borrowing rate for similar types of borrowing arrangements. The carrying value and fair value of the Company's long-term debt as of January 31, 2013 and January 31, 2012, are as follows:

	January 31, 2013		January 31, 2012
(Amounts in millions)	Carrying Value	Fair Value	Carrying Value	Fair Value
Long-term debt, including amounts due within one year	$43,981	$50,664	$46,045	$53,043

Derivative Financial Instruments	12 Months Ended
Jan. 31, 2013
Summary of Derivative Instruments [Abstract]
Derivative Financial Instruments
Note 8. Derivative Financial Instruments
The Company uses derivative financial instruments for hedging and non-trading purposes to manage its exposure to changes in interest and currency exchange rates, as well as to maintain an appropriate mix of fixed- and variable-rate debt. Use of derivative financial instruments in hedging programs subjects the Company to certain risks, such as market and credit risks. Market risk represents the possibility that the value of the derivative financial instrument will change. In a hedging relationship, the change in the value of the derivative financial instrument is offset to a great extent by the change in the value of the underlying hedged item. Credit risk related to a derivative financial instrument represents the possibility that the counterparty will not fulfill the terms of the contract. The notional, or contractual, amount of the Company's derivative financial instruments is used to measure interest to be paid or received and does not represent the Company's exposure due to credit risk. Credit risk is monitored through established approval procedures, including setting concentration limits by counterparty, reviewing credit ratings and requiring collateral (generally cash) from the counterparty when appropriate.
The Company only enters into derivative transactions with counterparties rated "A-" or better by nationally recognized credit rating agencies. Subsequent to entering into derivative transactions, the Company regularly monitors the credit ratings of its counterparties. In connection with various derivative agreements, including master netting arrangements, the Company held cash collateral from counterparties of $413 million and $387 million at January 31, 2013 and January 31, 2012, respectively. The Company records cash collateral received as amounts due to the counterparties exclusive of any derivative asset. Furthermore, as part of the master netting arrangements with these counterparties, the Company is also required to post collateral if the Company's net derivative liability position exceeds $150 million with any counterparty. The Company did not have any cash collateral posted with counterparties at January 31, 2013 or January 31, 2012. The Company records cash collateral paid as amounts receivable from the counterparties exclusive of any derivative liability.
The Company uses derivative financial instruments for the purpose of hedging its exposure to interest and currency exchange rate risks and, accordingly, the contractual terms of a hedged instrument closely mirror those of the hedged item, providing a high degree of risk reduction and correlation. Contracts that are effective at meeting the risk reduction and correlation criteria are recorded using hedge accounting. If a derivative financial instrument is recorded using hedge accounting, depending on the nature of the hedge, changes in the fair value of the instrument will either be offset against the change in fair value of the hedged assets, liabilities or firm commitments through earnings or be recognized in accumulated other comprehensive income (loss) until the hedged item is recognized in earnings. Any hedge ineffectiveness is immediately recognized in earnings. The Company's net investment and cash flow instruments are highly effective hedges and the ineffective portion has not been, and is not expected to be, significant. Instruments that do not meet the criteria for hedge accounting, or contracts for which the Company has not elected hedge accounting, are recorded at fair value with unrealized gains or losses reported in earnings during the period of the change.
Fair Value Instruments
The Company is a party to receive fixed-rate, pay variable-rate interest rate swaps that the Company uses to hedge the fair value of fixed-rate debt. The notional amounts are used to measure interest to be paid or received and do not represent the Company's exposure due to credit loss. The Company's interest rate swaps that receive fixed-interest rate payments and pay variable-interest rate payments are designated as fair value hedges. As the specific terms and notional amounts of the derivative instruments match those of the fixed-rate debt being hedged, the derivative instruments are assumed to be perfectly effective hedges. Changes in the fair values of these derivative instruments are recorded in earnings, but are offset by corresponding changes in the fair values of the hedged items and, accordingly, do not impact the Company's Consolidated Statements of Income. These fair value instruments will mature on dates ranging from April 2013 to May 2014.
Net Investment Instruments
The Company is a party to cross-currency interest rate swaps that the Company uses to hedge its net investments, as well as its currency exchange rate fluctuation exposure associated with the forecasted payments of principal and interest of non-U.S. denominated debt. The agreements are contracts to exchange fixed-rate payments in one currency for fixed-rate payments in another currency. All changes in the fair value of these instruments are recorded in accumulated other comprehensive income (loss), offsetting the currency translation adjustment of the related investment that is also recorded in accumulated other comprehensive income (loss). These instruments will mature on dates ranging from October 2023 to February 2030.
The Company has issued foreign-currency-denominated long-term debt as hedges of net investments of certain of its foreign operations. These foreign-currency-denominated long-term debt issuances are designated and qualify as nonderivative hedging instruments. Accordingly, the foreign currency translation of these debt instruments is recorded in accumulated other comprehensive income (loss), offsetting the foreign currency translation adjustment of the related net investments that is also recorded in accumulated other comprehensive income (loss). At January 31, 2013 and January 31, 2012, the Company had £2.5 billion and £3.0 billion, respectively, of outstanding long-term debt designated as a hedge of its net investment in the United Kingdom, as well as outstanding long-term debt of ¥275 billion at January 31, 2013 and January 31, 2012, that was designated as a hedge of its net investment in Japan. These nonderivative hedging instruments will mature on dates ranging from August 2013 to January 2039.
Cash Flow Instruments
The Company is a party to receive variable-rate, pay fixed-rate interest rate swaps that the Company uses to hedge the interest rate risk of certain non-U.S. denominated debt. The swaps are designated as cash flow hedges of interest expense risk. Amounts reported in accumulated other comprehensive income (loss) related to these derivatives are reclassified from accumulated other comprehensive income (loss) to earnings as interest payments are made on the Company's variable-rate debt, converting the variable-rate interest expense into fixed-rate interest expense. These cash flow instruments will mature on dates ranging from August 2013 to July 2015.
The Company is also a party to receive fixed-rate, pay fixed-rate cross-currency interest rate swaps to hedge the currency exposure associated with the forecasted payments of principal and interest of certain non-U.S. denominated debt. The swaps are designated as cash flow hedges of the currency risk related to payments on the non-U.S. denominated debt. The effective portion of changes in the fair value of derivatives designated as cash flow hedges of foreign exchange risk is recorded in accumulated other comprehensive income (loss) and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. The hedged items are recognized foreign currency-denominated liabilities that are remeasured at spot exchange rates each period, and the assessment of effectiveness (and measurement of any ineffectiveness) is based on total changes in the related derivative's cash flows. As a result, the amount reclassified into earnings each period includes an amount that offsets the related transaction gain or loss arising from that remeasurement and the adjustment to earnings for the period's allocable portion of the initial spot-forward difference associated with the hedging instrument. These cash flow instruments will mature on dates ranging from September 2029 to March 2034.
The Company also uses forward starting receive variable-rate, pay fixed-rate interest rate swaps to hedge its exposure to the variability in future cash flows due to changes in the LIBOR swap rate for U.S.-denominated 10- and 30-year debt issuances forecasted to occur in the future. Amounts reported in accumulated other comprehensive income (loss) related to these derivatives will be reclassified from accumulated other comprehensive income (loss) to earnings as interest payments are made on the forecasted hedged fixed-rate debt, adjusting interest expense to reflect the fixed-rate locked in by the forward starting swaps. These cash flow instruments hedge forecasted interest payments over a maximum period of 32 years. These forward starting swaps will be terminated on the day the hedged forecasted debt issuances occur, but no later than October 31, 2014, if the hedged forecasted debt issuances do not occur.
Financial Statement Presentation
Derivative instruments with an unrealized gain are recorded in the Company's Consolidated Balance Sheets as either a current or a non-current asset, based on maturity date, and those hedging instruments with an unrealized loss are recorded as either a current or a non-current liability, based on maturity date.
The Company's derivative instruments, as well as its nonderivative debt instruments designated and qualifying as hedging instruments, were classified as follows in the Company's Consolidated Balance Sheets:

	January 31, 2013			January 31, 2012
(Amounts in millions)	Fair Value Instruments	Net Investment Instruments	Cash Flow Instruments	Fair Value Instruments	Net Investment Instruments	Cash Flow Instruments
Derivative instruments
Prepaid expenses and other	$29	$—	$—	$2	$—	$—
Other assets and deferred charges	31	223	327	181	316	91
Derivative asset subtotals	$60	$223	$327	$183	$316	$91

Accrued liabilities	$—	$—	$4	$—	$—	$—
Deferred income taxes and other	—	—	91	—	—	110
Derivative liability subtotals	$—	$—	$95	$—	$—	$110

Nonderivative hedging instruments
Long-term debt due within one year	$—	$818	$—	$—	$785	$—
Long-term debt	—	6,145	—	—	7,546	—
Nonderivative hedge liability subtotals	$—	$6,963	$—	$—	$8,331	$—
Gains and losses related to the Company's derivatives primarily relate to interest rate hedges, which are included in interest, net, in the Company's Consolidated Statements of Income. Amounts reclassified from accumulated other comprehensive income (loss) to net income for the fiscal years ending January 31, 2013 and 2012, as well as the amounts expected to be reclassified from accumulated other comprehensive income (loss) to net income during the next 12 months, are not significant.

Taxes	12 Months Ended
Jan. 31, 2013
Income Tax Disclosure [Abstract]
Taxes
Note 9. Taxes
Income from Continuing Operations
The components of income from continuing operations before income taxes are as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2013	2012	2011
U.S.	$19,352	$18,685	$18,398
Non-U.S.	6,385	5,713	5,140
Total income from continuing operations before income taxes	$25,737	$24,398	$23,538

A summary of the provision for income taxes is as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2013	2012	2011
Current:
U.S. federal	$5,611	$4,596	$4,600
U.S. state and local	622	743	637
International	1,766	1,403	1,466
Total current tax provision	7,999	6,742	6,703
Deferred:
U.S. federal	38	1,444	818
U.S. state and local	(8)	57	39
International	(48)	(299)	19
Total deferred tax expense (benefit)	(18)	1,202	876
Total provision for income taxes	$7,981	$7,944	$7,579

Effective Income Tax Rate Reconciliation
The Company's effective income tax rate is typically lower than the U.S. statutory tax rate primarily because of benefits from lower-taxed global operations, including the use of global funding structures and certain U.S. tax credits. The Company's non-U.S. income is generally subject to local country tax rates that are below the 35% U.S. statutory tax rate. Certain non-U.S. earnings have been indefinitely reinvested outside the U.S. and are not subject to current U.S. income tax. A reconciliation of the significant differences between the U.S. statutory tax rate and the effective income tax rate on pretax income from continuing operations is as follows:

	Fiscal Years Ended January 31,
	2013	2012	2011
U.S. statutory tax rate	35.0%	35.0%	35.0%
U.S. state income taxes, net of federal income tax benefit	1.7%	2.0%	1.9%
Income taxed outside the U.S.	(2.6)%	(2.8)%	(2.2)%
Net impact of repatriated international earnings	(2.5)%	(0.3)%	(1.5)%
Other, net	(0.6)%	(1.3)%	(1.0)%
Effective income tax rate	31.0%	32.6%	32.2%

Deferred Taxes
The significant components of the Company's deferred tax account balances are as follows:

	January 31,
(Amounts in millions)	2013	2012
Deferred tax assets:
Loss and tax credit carryforwards	$3,525	$2,996
Accrued liabilities	2,683	2,949
Share-based compensation	204	376
Other	1,500	1,029
Total deferred tax assets	7,912	7,350
Valuation allowance	(2,225)	(2,528)
Deferred tax assets, net of valuation allowance	5,687	4,822
Deferred tax liabilities:
Property and equipment	5,830	5,891
Inventories	1,912	1,627
Other	1,157	409
Total deferred tax liabilities	8,899	7,927
Net deferred tax liabilities	$3,212	$3,105

The deferred taxes are classified as follows in the Company's Consolidated Balance Sheets:

	January 31,
(Amounts in millions)	2013	2012
Balance Sheet classification:
Assets:
Prepaid expenses and other	$520	$815
Other assets and deferred charges	757	738
Asset subtotals	1,277	1,553
Liabilities:
Accrued liabilities	116	41
Deferred income taxes and other	4,373	4,617
Liability subtotals	4,489	4,658
Net deferred tax liabilities	$3,212	$3,105

Unremitted Earnings
United States income taxes have not been provided on accumulated but undistributed earnings of the Company's international subsidiaries of approximately $19.2 billion and $19.7 billion as of January 31, 2013 and 2012, respectively, as the Company intends to permanently reinvest these amounts outside of the United States. However, if any portion were to be distributed, the related U.S. tax liability may be reduced by foreign income taxes paid on those earnings. Determination of the unrecognized deferred tax liability related to these undistributed earnings is not practicable because of the complexities with its hypothetical calculation. The Company provides deferred or current income taxes on earnings of international subsidiaries in the period that the Company determines it will remit those earnings.
Net Operating Losses, Tax Credit Carryforwards and Valuation Allowances
At January 31, 2013, the Company had net operating loss and capital loss carryforwards totaling approximately $5.5 billion. Of these carryforwards, approximately $3.2 billion will expire, if not utilized, in various years through 2023. The remaining carryforwards have no expiration. At January 31, 2013, the Company had foreign tax credit carryforwards of $1.7 billion, which will expire in various years through 2023, if not utilized.
As of January 31, 2013 and 2012, the Company had a valuation allowance recorded of approximately $2.2 billion and $2.5 billion, respectively, on deferred tax assets associated primarily with net operating loss carryforwards for which management has determined it is more likely than not that the deferred tax asset will not be realized. The $0.3 billion net decrease in the valuation allowance during fiscal 2013 related to releases arising from the use of net operating loss and capital loss carryforwards, increases from certain net operating losses arising in fiscal 2013, decreases due to operating and capital loss expirations and fluctuations in currency exchange rates. Management believes that it is more likely than not that the remaining net deferred tax assets will be fully realized.
The recoverability of these future tax deductions and credits is evaluated by assessing the adequacy of future expected taxable income from all sources, including taxable income in prior carryback years, reversal of taxable temporary differences, forecasted operating earnings and available tax planning strategies. To the extent management does not consider it more likely than not that a deferred tax asset will be realized, a valuation allowance is established. To the extent that a valuation allowance has been established and management subsequently determines that it is more likely than not that the deferred tax assets will be realized, the valuation allowance is released.
Uncertain Tax Positions
The benefits of uncertain tax positions are recorded in the Company's Consolidated Financial Statements only after determining a more-likely-than-not probability that the uncertain tax positions will withstand challenge, if any, from taxing authorities.
As of January 31, 2013 and 2012, the amount of unrecognized tax benefits related to continuing operations was $818 million and $611 million, respectively. The amount of unrecognized tax benefits that would affect the Company's effective income tax rate is $741 million and $520 million for January 31, 2013 and 2012, respectively.
A reconciliation of unrecognized tax benefits from continuing operations is as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2013	2012	2011
Unrecognized tax benefits, beginning of year	$611	$795	$1,019
Increases related to prior year tax positions	88	87	101
Decreases related to prior year tax positions	(232)	(162)	(61)
Increases related to current year tax positions	431	56	199
Settlements during the period	(80)	(161)	(453)
Lapse in statutes of limitations	—	(4)	(10)
Unrecognized tax benefits, end of year	$818	$611	$795

The Company classifies interest and penalties related to uncertain tax benefits as interest expense and as operating, selling, general and administrative expenses, respectively. During fiscal 2013, 2012 and 2011, the Company recognized interest and penalty expense (benefit) related to uncertain tax positions of $2 million, $(19) million and $45 million, respectively. As of January 31, 2013 and 2012, accrued interest related to uncertain tax positions of $139 million and $166 million, respectively, were recorded in the Company's Consolidated Balance Sheets. The Company did not have any accrued penalties recorded as of January 31, 2013 or 2012.
During the next twelve months, it is reasonably possible that tax audit resolutions could reduce unrecognized tax benefits by between $165 million and $210 million, either because the tax positions are sustained on audit or because the Company agrees to their disallowance. The Company is focused on resolving tax audits as expeditiously as possible. As a result of these efforts, unrecognized tax benefits could potentially be reduced beyond the provided range during the next twelve months. The Company does not expect any change to have a significant impact to its Consolidated Financial Statements.
The Company remains subject to income tax examinations for its U.S. federal income taxes generally for fiscal 2011 through 2013. The Company also remains subject to income tax examinations for international income taxes for fiscal 2005 through 2013, and for U.S. state and local income taxes generally for fiscal 2006 through 2013.
Other Taxes
The Company is subject to tax examinations for payroll, value added, sales-based and other non-income taxes. A number of these examinations are ongoing and, in certain cases, have resulted in assessments from the taxing authorities. Where appropriate, the Company has made accruals for these matters, which are reflected in the Company's Consolidated Financial Statements. While these matters are individually immaterial, a group of related matters, if decided adversely to the Company, may result in a liability material to the Company's Consolidated Financial Statements.

Contingencies	12 Months Ended
Jan. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Contingencies
Note 10. Contingencies
Legal Proceedings
The Company is involved in a number of legal proceedings. The Company has made accruals with respect to these matters, where appropriate, which are reflected in the Company's Consolidated Financial Statements. For some matters, a liability is not probable or the amount cannot be reasonably estimated and therefore an accrual has not been made. However, where a liability is reasonably possible and material, such matters have been disclosed. The Company may enter into discussions regarding settlement of these matters, and may enter into settlement agreements, if it believes settlement is in the best interest of the Company's shareholders. Unless stated otherwise, the matters, or groups of related matters, discussed below, if decided adversely to or settled by the Company, individually or in the aggregate, may result in a liability material to the Company's financial condition or results of operations.
Wage-and-Hour Class Action: The Company is a defendant in Braun/Hummel v. Wal-Mart Stores, Inc., a class action lawsuit commenced in March 2002 in the Court of Common Pleas in Philadelphia, Pennsylvania. The plaintiffs allege that the Company failed to pay class members for all hours worked and prevented class members from taking their full meal and rest breaks. On October 13, 2006, a jury awarded back-pay damages to the plaintiffs of approximately $78 million on their claims for off-the-clock work and missed rest breaks. The jury found in favor of the Company on the plaintiffs' meal-period claims. On November 14, 2007, the trial judge entered a final judgment in the approximate amount of $188 million, which included the jury's back-pay award plus statutory penalties, prejudgment interest and attorneys' fees. By operation of law, post-judgment interest accrues on the judgment amount at the rate of six percent per annum from the date of entry of the judgment, which was November 14, 2007, until the judgment is paid, unless the judgment is set aside on appeal. On December 7, 2007, the Company filed its Notice of Appeal. The Company filed its opening appellate brief on February 17, 2009, plaintiffs filed their response brief on April 20, 2009, and the Company filed its reply brief on June 5, 2009. Oral argument was held before the Pennsylvania Superior Court of Appeals on August 19, 2009. On June 10, 2011, the court issued an opinion upholding the trial court's certification of the class, the jury's back pay award, and the awards of statutory penalties and prejudgment interest, but reversing the award of attorneys' fees. On September 9, 2011, the Company filed a Petition for Allowance of Appeal with the Pennsylvania Supreme Court. On July 2, 2012, the Pennsylvania Supreme Court granted the Company's Petition. The Company served its opening brief in the Pennsylvania Supreme Court on October 22, 2012, plaintiffs served their response brief on January 22, 2013, and the Company served its reply on February 28, 2013. A date for oral argument has not been scheduled by the Pennsylvania Supreme Court. The Company believes it has substantial factual and legal defenses to the claims at issue, and plans to continue pursuing appellate review.
Gender Discrimination Class Actions: The Company is a defendant in Dukes v. Wal-Mart Stores, Inc., which was commenced as a class-action lawsuit in June 2001 in the United States District Court for the Northern District of California, asserting that the Company had engaged in a pattern and practice of discriminating against women in promotions, pay, training, and job assignments, and seeking, among other things, injunctive relief, front pay, back pay, punitive damages, and attorneys' fees. On June 21, 2004, the district court issued an order granting in part and denying in part the plaintiffs' motion for class certification. As defined by the district court, the class included "[a]ll women employed at any Wal-Mart domestic retail store at any time since December 26, 1998, who have been or may be subjected to Wal-Mart's challenged pay and management track promotions policies and practices." The Company appealed the order to the Ninth Circuit Court of Appeals and subsequently to the United States Supreme Court. On June 20, 2011, the Supreme Court issued an opinion decertifying the class and remanding the case to the district court. On October 27, 2011, the plaintiffs' attorneys filed an amended complaint proposing a class of current and former female associates at the Company's California retail facilities, and the Company filed a motion to dismiss on January 13, 2012. On September 21, 2012, the court denied the motion. Under the current scheduling order, the plaintiffs are required to file their motion for class certification on or before April 11, 2013.
On October 28, 2011, the attorneys for the plaintiffs in the Dukes case filed a similar complaint in the United States District Court for the Northern District of Texas entitled Odle v. Wal-Mart Stores, Inc., proposing a class of current and former female associates employed in any Walmart region that includes stores located in the state of Texas. On October 15, 2012, the court in the Odle case granted the Company's motion to dismiss, dismissing with prejudice the plaintiffs' class-action allegations and the individual claims of the lead plaintiff, Stephanie Odle. On October 2, 2012, the plaintiffs' attorneys filed another similar complaint in the United States District Court for the Middle District of Tennessee entitled Phipps v. Wal-Mart Stores, Inc., proposing a class of current and former female associates employed in "Region 43, centered in Middle and Western Tennessee." On February 20, 2013, the court in the Phipps case granted the Company's motion to dismiss, and dismissed the plaintiffs' class action allegations with prejudice. On October 4, 2012, the plaintiffs' attorneys filed another similar complaint in the United States District Court for the Southern District of Florida, entitled Love v. Wal-Mart Stores, Inc., proposing a class of current and former female associates employed in certain designated stores and clubs in regions centered in the state of Florida. On October 25, 2012, the Company filed a motion to dismiss the Florida complaint. Finally, on February 20, 2013, the plaintiffs' attorneys filed another similar complaint in the United States District Court for the Western District of Wisconsin, entitled Ladik v. Wal-Mart Stores, Inc., proposing a class of current and former female associates employed in "Region 14, which includes Wal-Mart retail stores located in parts of Wisconsin, Illinois, Indiana and Michigan." On March 15, 2013, the Company filed its motion to dismiss the Wisconsin complaint. Management does not believe any possible loss or the range of any possible loss that may be incurred in connection with these matters will be material to the Company's financial condition or results of operations.
Hazardous Materials Investigations: On November 8, 2005, the Company received a grand jury subpoena from the United States Attorney's Office for the Central District of California, seeking documents and information relating to the Company's receipt, transportation, handling, identification, recycling, treatment, storage and disposal of certain merchandise that constitutes hazardous materials or hazardous waste. The Company has been informed by the U.S. Attorney's Office for the Central District of California that it is a target of a criminal investigation into potential violations of the Resource Conservation and Recovery Act (the "RCRA"), the Clean Water Act and the Hazardous Materials Transportation Statute. This U.S. Attorney's Office contends, among other things, that the use of Company trucks to transport certain returned merchandise from the Company's stores to its return centers is prohibited by RCRA because those materials may be considered hazardous waste. The government alleges that, to comply with RCRA, the Company must ship from the store certain materials as "hazardous waste" directly to a certified disposal facility using a certified hazardous waste carrier. The U.S. Attorney's Office in the Northern District of California and the U.S. Environmental Protection Agency subsequently joined in this investigation. The Company contends that the practice of transporting returned merchandise to its return centers for subsequent disposition, including disposal by certified facilities, is compliant with applicable laws and regulations. Management does not believe any possible loss or the range of any possible loss that may be incurred in connection with these matters will be material to the Company's financial condition or results of operations.
FCPA Investigation and Related Matters
The Audit Committee (the "Audit Committee") of the Board of Directors of the Company, which is composed solely of independent directors, is conducting an internal investigation into, among other things, alleged violations of the U.S. Foreign Corrupt Practices Act ("FCPA") and other alleged crimes or misconduct in connection with foreign subsidiaries, including Wal-Mart de México, S.A.B. de C.V. ("Walmex"), and whether prior allegations of such violations and/or misconduct were appropriately handled by the Company. The Audit Committee and the Company have engaged outside counsel from a number of law firms and other advisors who are assisting in the on-going investigation of these matters.
The Company is also conducting a voluntary global review of its policies, practices and internal controls for FCPA compliance. The Company is engaged in strengthening its global anti-corruption compliance programs through appropriate remedial anti-corruption measures.  In November 2011, the Company voluntarily disclosed that investigative activity to the U.S. Department of Justice (the "DOJ") and the Securities and Exchange Commission (the "SEC"). Since the implementation of the global review and the enhanced anti-corruption compliance programs, the Audit Committee and the Company have identified or been made aware of additional allegations regarding potential violations of the FCPA. When such allegations are reported or identified, the Audit Committee and the Company, together with their third party advisors, conduct inquiries and when warranted based on those inquiries, open investigations. Inquiries or investigations regarding allegations of potential FCPA violations have been commenced in a number of foreign markets where the Company operates, including, but not limited to, Brazil, China and India.
The Company has been informed by the DOJ and the SEC that it is also the subject of their respective investigations into possible violations of the FCPA. The Company is cooperating with the investigations by the DOJ and the SEC. A number of federal and local government agencies in Mexico have also initiated investigations of these matters. Walmex is cooperating with the Mexican governmental agencies conducting these investigations. Furthermore, lawsuits relating to the matters under investigation have been filed by several of the Company's shareholders against it, certain of its current directors, certain of its former directors, certain of its current and former officers and certain of Walmex's current and former officers.
The Company could be exposed to a variety of negative consequences as a result of the matters noted above. There could be one or more enforcement actions in respect of the matters that are the subject of some or all of the on-going government investigations, and such actions, if brought, may result in judgments, settlements, fines, penalties, injunctions, cease and desist orders, debarment or other relief, criminal convictions and/or penalties. The shareholder lawsuits may result in judgments against the Company and its current and former directors and officers named in those proceedings. The Company cannot predict at this time the outcome or impact of the government investigations, the shareholder lawsuits, or its own internal investigations and review. In addition, the Company expects to incur costs in responding to requests for information or subpoenas seeking documents, testimony and other information in connection with the government investigations, in defending the shareholder lawsuits, and in conducting the review and investigations. These costs will be expensed as incurred. The Company incurred expenses of approximately $157 million during fiscal 2013 related to these matters. These matters may require the involvement of certain members of the Company's senior management that could impinge on the time they have available to devote to other matters relating to the business. The Company expects that there will be on-going media and governmental interest, including additional news articles from media publications on these matters, which could impact the perception among certain audiences of the Company's role as a corporate citizen.
The Company's process of assessing and responding to the governmental investigations and the shareholder lawsuits continues. While the Company believes that it is probable that it will incur a loss from these matters, given the on-going nature and complexity of the review, inquiries and investigations, the Company cannot reasonably estimate any loss or range of loss that may arise from these matters. Although the Company does not presently believe that these matters will have a material adverse effect on its business, given the inherent uncertainties in such situations, the Company can provide no assurance that these matters will not be material to its business in the future.

Commitments	12 Months Ended
Jan. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments
Note 11. Commitments
The Company and certain of its subsidiaries have long-term leases for stores and equipment. Rentals (including amounts applicable to taxes, insurance, maintenance, other operating expenses and contingent rentals) under operating leases and other short-term rental arrangements were $2.6 billion, $2.4 billion and $2.0 billion in fiscal 2013, 2012 and 2011, respectively.
Aggregate minimum annual rentals at January 31, 2013, under non-cancelable leases are as follows:

(Amounts in millions)
Fiscal Year	Operating Leases	Capital Leases
2014	$1,722	$620
2015	1,598	584
2016	1,480	535
2017	1,384	490
2018	1,246	449
Thereafter	9,373	3,590
Total minimum rentals	$16,803	$6,268
Less estimated executory costs		55
Net minimum lease payments		6,213
Less imputed interest		2,863
Present value of minimum lease payments		$3,350

Certain of the Company's leases provide for the payment of contingent rentals based on a percentage of sales. Such contingent rentals were immaterial for fiscal 2013, 2012 and 2011. Substantially all of the Company's store leases have renewal options, some of which may trigger an escalation in rentals.
The Company has future lease commitments for land and buildings for approximately 366 future locations. These lease commitments have lease terms ranging from 4 to 50 years and provide for certain minimum rentals. If executed, payments under operating leases would increase by $82 million for fiscal 2014, based on current cost estimates.
In connection with certain long-term debt issuances, the Company could be liable for early termination payments if certain unlikely events were to occur. At January 31, 2013, the aggregate termination payment would have been $104 million. The arrangements pursuant to which these payments could be made expire in fiscal 2019.

Retirement-Related Benefits	12 Months Ended
Jan. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Retirement-Related Benefits
Note 12. Retirement-Related Benefits
Through fiscal 2011, the Company maintained separate profit sharing and 401(k) plans for associates in the United States and Puerto Rico, under which associates generally became participants following one year of employment. The profit sharing component was entirely funded by the Company, and the Company also made additional contributions to the 401(k) component of the plan. In addition to the Company's contributions, associates could elect to contribute a percentage of their earnings to the 401(k) component of the plan.
Effective February 1, 2011, the Company terminated the previous profit sharing and 401(k) plans and offered new safe harbor 401(k) plans for associates in the United States and Puerto Rico, under which associates generally become participants following one year of employment.
Under the safe harbor 401(k) plans, the Company matches 100% of participant contributions up to 6% of annual eligible earnings. The matching contributions immediately vest at 100% for each associate. Participants can contribute up to 50% of their pretax earnings, but not more than the statutory limits. Participants age 50 or older may defer additional earnings in catch-up contributions up to the maximum statutory limits.
Employees in international countries who are not U.S. citizens are covered by various defined contribution post-employment benefit arrangements. These plans are administered based upon the legislative and tax requirements in the countries in which they are established.
Additionally, the Company's subsidiaries in the United Kingdom ("ASDA") and Japan have defined benefit pension plans. The plan in the United Kingdom was underfunded by $346 million and $339 million at January 31, 2013 and 2012, respectively. The plan in Japan was underfunded by $338 million and $325 million at January 31, 2013 and 2012, respectively. These underfunded amounts are recorded as liabilities in the Company's Consolidated Balance Sheets in deferred income taxes and other. Certain other international operations also have defined benefit arrangements that are not significant.
In fiscal 2012, ASDA and the trustees of ASDA's defined benefit plan agreed to remove future benefit accruals from the plan and, with the consent of a majority of the plan participants, also removed the link between past accrual and future pay increases. In return, ASDA paid approximately $70 million in fiscal 2012 to the plan participants. The related curtailment gain of approximately $90 million was recorded in fiscal 2012 as a decrease to deferred actuarial losses in other comprehensive income.
The following table summarizes the contribution expense related to the Company's retirement-related benefits for fiscal 2013, 2012 and 2011:

	Fiscal Years Ended January 31,
(Amounts in millions)	2013	2012	2011
Defined contribution plans:
U.S.	$818	$752	$1,098
International	166	230	75
Defined benefit plans:
International	26	54	146
Total contribution expense for retirement-related benefits	$1,010	$1,036	$1,319

Acquisitions	12 Months Ended
Jan. 31, 2013
Business Acquisition, Cost of Acquired Entity, Purchase Price [Abstract]
Acquisitions
Note 13. Acquisitions
Certain acquisitions completed during fiscal 2013 and 2012, are as follows:
Bounteous Company Limited ("BCL"): In February 2007, the Company purchased an initial 35% interest in BCL, a holding company which owned Trust-Mart, a retailer operating in China, for $264 million and, as additional consideration, paid $376 million to extinguish a third-party loan issued to the selling BCL shareholders that was secured by the pledge of the remaining equity of BCL. Concurrent with its initial investment in BCL, the Company entered into a Shareholders' Agreement, which provided the Company with voting rights associated with a portion of the common stock of BCL securing the loan, amounting to an additional 30% of the aggregate outstanding shares. During the second quarter of fiscal 2013, the Company completed its acquisition of the remaining equity interest in BCL for an additional payment of approximately $101 million.
Massmart Holdings Limited ("Massmart"): In June 2011, the Company completed a tender offer for approximately 51% ownership in Massmart, a South African retailer with approximately 290 stores throughout sub-Saharan Africa. The final purchase price for the acquisition was ZAR 16.9 billion ($2.5 billion). The assets acquired were $6.9 billion, including $3.1 billion in goodwill; liabilities assumed were $2.4 billion; and the nonredeemable noncontrolling interest was $2.0 billion. The Company began consolidating Massmart's results in the quarter ended October 31, 2011.
Netto Food Stores Limited ("Netto"): In April 2011, the Company completed the regulatory approved acquisition of 147 Netto stores from Dansk Supermarked in the United Kingdom. The Company has converted the majority of these stores to the ASDA brand. The final purchase price for the acquisition was £750 million ($1.2 billion). The assets acquired were $1.3 billion, including $748 million in goodwill; and liabilities assumed were $103 million. The Company began consolidating Netto's results in the quarter ended July 31, 2011.
Each of these acquisitions is consolidated as part of the Walmart International segment. In addition, during fiscal 2013, the Company paid $316 million, net of cash acquired, for several other business acquisitions, one of which was an acquisition of the controlling interest in Newheight Holdings Ltd, a holding company that owns Yihaodian, an e-commerce business in China. None of the fiscal 2013 acquisitions were significant, individually or in the aggregate, to the Company's Consolidated Financial Statements.
Disposals
During the fourth quarter of fiscal 2011, the Company settled with the Internal Revenue Service a matter related to a worthless stock deduction from the final 2007 disposition of its German operations. This resulted in a $1.0 billion tax benefit recorded in discontinued operations in the Company's Consolidated Statement of Income. In addition, during fiscal 2012, tax and interest expense of $67 million was recorded to discontinued operations related to this settlement for U.S. federal and state income tax purposes.
The assets, liabilities, net sales and cash flows related to the Company's discontinued operations were not significant during fiscal years 2013, 2012 and 2011. The income (loss) from discontinued operations, net of income taxes, including the gain and (losses) upon disposition, are as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2013	2012	2011
Germany	$—	$(67)	$1,041
Seiyu	—	—	(7)
Income (loss) from discontinued operations, net of income taxes	$—	$(67)	$1,034

Segments	12 Months Ended
Jan. 31, 2013
Segment Reporting Information, Profit (Loss) [Abstract]
Segments
Note 14. Segments
The Company is engaged in the operations of retail stores located in the U.S., Africa, Argentina, Brazil, Canada, Central America, Chile, China, India, Japan, Mexico, and the United Kingdom. The Company's operations are conducted in three reportable business segments: Walmart U.S., Walmart International and Sam's Club. The Company defines its segments as those business units whose operating results its chief operating decision maker ("CODM") regularly reviews to analyze performance and allocate resources. The Company sells similar individual products and services in each of its segments. It is impractical to segregate and identify revenue for each of these individual products and services.
The Walmart U.S. segment includes the Company's mass merchant concept in the U.S., operating under the "Walmart" or "Wal-Mart" brand, as well as walmart.com. The Walmart International segment consists of the Company's operations outside of the U.S., including various retail websites. The Sam's Club segment includes the warehouse membership clubs in the U.S., as well as samsclub.com. Other unallocated consists of corporate overhead and other items not allocated to any of the Company's segments.
The Company measures the results of its segments using, among other measures, each segment's net sales and operating income, which includes certain corporate overhead allocations. From time to time, the Company revises the measurement of each segment's operating income, including any corporate overhead allocations, as dictated by the information regularly reviewed by its CODM. When the measurement of a segment changes, previous period amounts and balances are reclassified to be comparable to the current period's presentation. Information for the Company's segments, as well as the reconciliation to income from continuing operations before income taxes, is in the following table:

		Walmart		Other
(Amounts in millions)	Walmart U.S.	International	Sam's Club	Unallocated	Consolidated
Fiscal Year Ended January 31, 2013
Net sales	$274,490	$135,201	$56,423	$—	$466,114
Operating income (loss)	21,500	6,694	1,963	(2,356)	27,801
Interest expense, net					(2,064)
Income from continuing operations before income taxes					$25,737
Total assets	$96,234	$85,695	$13,479	$7,697	$203,105
Depreciation and amortization	4,586	2,628	617	670	8,501
Capital expenditures	5,994	4,640	868	1,396	12,898

Fiscal Year Ended January 31, 2012
Net sales	$264,186	$125,873	$53,795	$—	$443,854
Operating income (loss)	20,391	6,182	1,848	(1,863)	26,558
Interest expense, net					(2,160)
Income from continuing operations before income taxes					$24,398
Total assets	$93,143	$81,289	$12,824	$6,150	$193,406
Depreciation and amortization	4,557	2,438	595	540	8,130
Capital expenditures	6,226	5,274	823	1,187	13,510

Fiscal Year Ended January 31, 2011
Net sales	$260,261	$109,232	$49,459	$—	$418,952
Operating income (loss)	19,941	5,575	1,695	(1,669)	25,542
Interest expense, net					(2,004)
Income from continuing operations before income taxes					$23,538
Total assets	$90,166	$71,172	$12,536	$6,908	$180,782
Depreciation and amortization	4,605	2,195	601	240	7,641
Capital expenditures	7,328	3,994	711	666	12,699

Total revenues, consisting of net sales and membership and other income, and long-lived assets, consisting primarily of property and equipment, net, aggregated by the Company's U.S. and non-U.S. operations for fiscal 2013, 2012 and 2011, are as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2013	2012	2011
Total revenues
U.S. operations	$332,844	$319,800	$311,591
Non-U.S. operations	136,318	127,150	110,258
Total revenues	$469,162	$446,950	$421,849

Long-lived assets
U.S. operations	$77,692	$75,881	$73,592
Non-U.S. operations	38,989	36,443	34,286
Total long-lived assets	$116,681	$112,324	$107,878

No individual country outside of the U.S. had total revenues or long-lived assets that were material to the consolidated totals. Additionally, the Company did not generate material total revenues from any single customer.

Subsequent Event	12 Months Ended
Jan. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
Note 15. Subsequent Event
Dividends Declared
On February 21, 2013, the Board of Directors approved an increase in the annual dividend for fiscal 2014 to $1.88 per share, an increase of approximately 18% over the $1.59 per share dividend paid in fiscal 2013. For fiscal 2014, the annual dividend will be paid in four quarterly installments of $0.47 per share, according to the following record and payable dates:

Record Date	Payable Date
March 12, 2013	April 1, 2013
May 10, 2013	June 3, 2013
August 9, 2013	September 3, 2013
December 6, 2013	January 2, 2014

Quarterly Financial Data (Unaudited)	12 Months Ended
Jan. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)
Note 16. Quarterly Financial Data (Unaudited)

	Fiscal Year Ended January 31, 2013
(Amounts in millions, except per share data)	Q1	Q2	Q3	Q4	Total
Total revenues	$113,018	$114,296	$113,929	$127,919	$469,162
Net sales	112,272	113,534	113,204	127,104	466,114
Cost of sales	85,186	85,657	85,517	96,128	352,488
Income from continuing operations	3,894	4,161	3,825	5,876	17,756
Consolidated net income	3,894	4,161	3,825	5,876	17,756
Consolidated net income attributable to Walmart	3,742	4,016	3,635	5,606	16,999
Basic net income per common share attributable to Walmart	1.10	1.19	1.08	1.68	5.04
Diluted net income per common share attributable to Walmart	1.09	1.18	1.08	1.67	5.02
	Fiscal Year Ended January 31, 2012
	Q1	Q2	Q3	Q4	Total
Total revenues	$104,189	$109,366	$110,226	$123,169	$446,950
Net sales	103,415	108,638	109,516	122,285	443,854
Cost of sales	78,177	81,770	82,591	92,589	335,127
Income from continuing operations	3,578	3,937	3,501	5,438	16,454
Consolidated net income	3,550	3,937	3,493	5,407	16,387
Consolidated net income attributable to Walmart	3,399	3,801	3,336	5,163	15,699
Basic net income per common share attributable to Walmart	0.97	1.09	0.97	1.51	4.54
Diluted net income per common share attributable to Walmart	0.97	1.09	0.96	1.50	4.52

The sum of per share data may not agree to annual amounts due to rounding.

Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Jan. 31, 2013
Accounting Policies [Abstract]
General
General
Wal-Mart Stores, Inc. ("Walmart" or the "Company") operates retail stores in various formats under 69 banners around the world, aggregated into three reportable segments: Walmart U.S., Walmart International and Sam's Club. Walmart is committed to saving people money so they can live better. Walmart earns the trust of its customers every day by providing a broad assortment of quality merchandise and services at everyday low prices ("EDLP") while fostering a culture that rewards and embraces mutual respect, integrity and diversity. EDLP is the Company's pricing philosophy under which it prices items at a low price every day so its customers trust that its prices will not change under frequent promotional activity.
Princi

Principles Of Consolidation
Principles of Consolidation
The Consolidated Financial Statements include the accounts of Walmart and its subsidiaries as of and for the fiscal years ended January 31, 2013 ("fiscal 2013"), January 31, 2012 ("fiscal 2012") and January 31, 2011 ("fiscal 2011"). All material intercompany accounts and transactions have been eliminated in consolidation. Investments in unconsolidated affiliates, which are 50% or less owned, are accounted for primarily using the equity method. These investments are immaterial to the Company's Consolidated Financial Statements.
The Company's Consolidated Financial Statements are based on a fiscal year ending on January 31 for the United States ("U.S.") and Canadian operations. The Company consolidates all other operations generally using a one-month lag and based on a calendar year. There were no significant intervening events during January 2013 that materially affected the Consolidated Financial Statements.

Use Of Estimates
Use of Estimates
The Consolidated Financial Statements have been prepared in conformity with U.S. generally accepted accounting principles. Those principles require management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Management's estimates and assumptions also affect the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

Cash And Cash Equivalents
Cash and Cash Equivalents
The Company considers investments with a maturity when purchased of three months or less to be cash equivalents. All credit card, debit card and electronic benefits transfer transactions that process in less than seven days are classified as cash and cash equivalents. The amounts due from banks for these transactions classified as cash and cash equivalents totaled $1.3 billion and $1.2 billion at January 31, 2013 and 2012, respectively. In addition, cash and cash equivalents includes restricted cash of $715 million and $547 million at January 31, 2013 and 2012, respectively, which is primarily related to cash collateral holdings from various counterparties, as required by certain derivative and trust agreements.
The Company's cash balances are held in various locations around the world. Of the Company's $7.8 billion and $6.6 billion of cash and cash equivalents at January 31, 2013 and 2012, respectively, $5.2 billion and $5.6 billion, respectively, were held outside of the U.S. and are generally utilized to support liquidity needs in the Company's foreign operations.
The Company employs financing strategies in an effort to ensure that cash can be made available in the country in which it is needed with the minimum cost possible. Management does not believe it will be necessary to repatriate cash and cash equivalents held outside of the U.S. and anticipates its domestic liquidity needs will be met through other funding sources (ongoing cash flows generated from operations, external borrowings, or both). Accordingly, management intends, with only certain limited exceptions, to continue to permanently reinvest the Company's cash and cash equivalents in its foreign operations. If the Company's current intentions were to change, most of the amounts held within the Company's foreign operations could be repatriated to the U.S., although any repatriations under current U.S. tax laws would be subject to U.S. federal income taxes, less applicable foreign tax credits. As of January 31, 2013 and 2012, cash and cash equivalents of approximately $876 million and $768 million, respectively, may not be freely transferable to the U.S. due to local laws or other restrictions. Management does not expect local laws, other limitations or potential taxes on anticipated future repatriations of amounts held outside of the U.S. to have a material effect on the Company's overall liquidity, financial condition or results of operations.

Receivables
Receivables
Receivables are stated at their carrying values, net of a reserve for doubtful accounts. Receivables consist primarily of amounts due from the following:

•	Insurance companies resulting from pharmacy sales;

•	Banks for customer credit cards, debit cards and electronic bank transfers that take in excess of seven days to process;

•	Consumer financing programs in certain international operations;

•	Suppliers for marketing or incentive programs; and

•	Real estate transactions.
The Walmart International segment offers a limited number of consumer credit products, primarily through its financial institutions in select countries. The receivable balance from consumer credit products was $1.2 billion, net of a reserve for doubtful accounts of $115 million, at January 31, 2013, compared to a receivable balance of $1.0 billion, net of a reserve for doubtful accounts of $63 million, at January 31, 2012. These balances are included in receivables, net, in the Company's Consolidated Balance Sheets.

Inventories
Inventories
The Company values inventories at the lower of cost or market as determined primarily by the retail method of accounting, using the last-in, first-out ("LIFO") method for substantially all of the Walmart U.S. segment's inventories. The retail method of accounting results in inventory being valued at the lower of cost or market since permanent markdowns are currently taken as a reduction of the retail value of inventory. The Walmart International segment's inventories are primarily valued by the retail method of accounting, using the first-in, first-out ("FIFO") method. The Sam's Club segment's inventories are valued based on weighted-average cost using the LIFO method. At January 31, 2013 and 2012, the Company's inventories valued at LIFO approximate those inventories as if they were valued at FIFO.

Property And Equipment
Property and Equipment
Property and equipment are stated at cost. Gains or losses on disposition are recognized as earned or incurred. Costs of major improvements are capitalized, while costs of normal repairs and maintenance are charged to expense as incurred. The following table summarizes the Company's property and equipment balances and includes the estimated useful lives that are generally used to depreciate the assets on a straight-line basis:

		Fiscal Years Ended January 31,
(Amounts in millions)	Estimated Useful Lives	2013	2012
Land	N/A	$25,612	$23,499
Buildings and improvements	3-40 years	90,686	84,275
Fixtures and equipment	3-25 years	40,903	39,234
Transportation equipment	3-15 years	2,796	2,682
Construction in progress	N/A	5,828	5,312
Property and equipment		$165,825	$155,002
Accumulated depreciation		(51,896)	(45,399)
Property and equipment, net		$113,929	$109,603

Leasehold improvements are depreciated over the shorter of the estimated useful life of the asset or the remaining expected lease term. Depreciation expense for property and equipment, including amortization of property under capital leases, for fiscal 2013, 2012 and 2011 was $8.4 billion, $8.1 billion and $7.6 billion, respectively. Interest costs capitalized on construction projects were $74 million, $60 million and $63 million in fiscal 2013, 2012 and 2011, respectively.

Long-Lived Assets
Long-Lived Assets
Long-lived assets are stated at cost. Management reviews long-lived assets for indicators of impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The evaluation is performed at the lowest level of identifiable cash flows, which is at the individual store or club level or, in certain circumstances, a market group of stores. Undiscounted cash flows expected to be generated by the related assets are estimated over the assets' useful lives based on updated projections. If the evaluation indicates that the carrying amount of the assets may not be recoverable, any potential impairment is measured based upon the fair value of the related asset or asset group as determined by an appropriate market appraisal or other valuation technique. Impairment charges of long-lived assets for fiscal 2013, 2012 and 2011 were not significant.

Goodwill And Other Acquired Intangible Assets
Goodwill and Other Acquired Intangible Assets
Goodwill represents the excess of the purchase price over the fair value of net assets acquired in business combinations and is allocated to the appropriate reporting unit when acquired. Other acquired intangible assets are stated at the fair value acquired as determined by a valuation technique commensurate with the intended use of the related asset. Goodwill and indefinite-lived intangible assets are not amortized; rather, they are evaluated for impairment annually and whenever events or changes in circumstances indicate that the value of the asset may be impaired. Definite-lived intangible assets are considered long-lived assets and are amortized on a straight-line basis over the periods that expected economic benefits will be provided.
Goodwill is evaluated for impairment using either a qualitative or quantitative approach for each of the Company's reporting units. Generally, a qualitative assessment is first performed to determine whether a quantitative goodwill impairment test is necessary. If management determines, after performing an assessment based on the qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, or that a fair value of the reporting unit substantially in excess of the carrying amount cannot be assured, then a quantitative goodwill impairment test would be required. The quantitative test for goodwill impairment is performed by determining the fair value of the related reporting units. Fair value is measured based on the discounted cash flow method and relative market-based approaches.
For the reporting units that were tested using only the qualitative assessment, management determined that the fair value of each reporting unit is more likely than not greater than the carrying amount and, as a result, quantitative analyses were not required. For the reporting units tested using a quantitative impairment test, management determined the fair value of each reporting unit is greater than the carrying amount. Accordingly, the Company has not recorded any impairment charges related to goodwill.
The following table reflects goodwill activity, by reportable segment, for fiscal 2013 and 2012:

(Amounts in millions)	Walmart U.S.	Walmart International	Sam's Club	Total
Balances as of February 1, 2011	$239	$16,211	$313	$16,763
Changes in currency translation and other	—	(535)	—	(535)
Acquisitions(1)	200	4,223	—	4,423
Balances as of January 31, 2012	439	19,899	313	20,651
Changes in currency translation and other	—	(65)	—	(65)
Purchase accounting adjustments for prior fiscal year acquisitions(2)	4	(532)	—	(528)
Acquisitions(3)	—	439	—	439
Balances as of January 31, 2013	$443	$19,741	$313	$20,497

(1)
Goodwill recorded for acquisitions in fiscal 2012 primarily relates to the acquisition of 147 Netto stores from Dansk Supermarked in the United Kingdom and to the acquisition of a 51% ownership in Massmart, a retailer based in South Africa. Refer to Note 13 for more information about these acquisitions.

(2)	Fiscal 2013 purchase accounting adjustments primarily relate to the finalization of the Massmart purchase price allocation, which was preliminary at January 31, 2012.

(3)
Goodwill recorded for fiscal 2013 acquisitions relates to several acquisitions completed in fiscal 2013 that are not significant, individually or in the aggregate, to the Company's Consolidated Financial Statements.

Indefinite-lived intangible assets are included in other assets and deferred charges in the Company's Consolidated Balance Sheets. These assets are evaluated for impairment based on their fair values using valuation techniques which are updated annually based on the most recent variables and assumptions. There were no impairment charges related to indefinite-lived intangible assets recorded during fiscal 2013, 2012 and 2011.

Self-Insurance Reserves
Self-Insurance Reserves
The Company uses a combination of insurance, self-insured retention and self-insurance for a number of risks, including, but not limited to, workers' compensation, general liability, vehicle liability, property and the Company's obligation for employee-related health care benefits. Liabilities relating to these claims associated with these risks are estimated by considering historical claims experience, including frequency, severity, demographic factors and other actuarial assumptions, including incurred but not reported claims. In estimating its liability for such claims, the Company periodically analyzes its historical trends, including loss development, and applies appropriate loss development factors to the incurred costs associated with the claims. The Company also maintains stop-loss insurance coverage for workers' compensation and general liability of $5 million and $15 million, respectively, per occurrence, to limit exposure to certain risks. Refer to Note 5 for more information about the Company's self-insurance reserves.

Income Taxes
Income Taxes
Income taxes are accounted for under the liability method. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rate is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts more likely than not to be realized.
The Company records a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company records interest and penalties related to unrecognized tax benefits in interest expense and operating, selling, general and administrative expenses, respectively, in the Company's Consolidated Statements of Income. Refer to Note 9 for additional income tax disclosures.

Revenue Recognition
Revenue Recognition
Sales
The Company recognizes sales revenue net of sales taxes and estimated sales returns at the time it sells merchandise to the customer.
Membership Fee
The Company recognizes membership fee revenue both in the United States and internationally over the term of the membership, which is typically 12 months. The following table summarizes membership fee activity for fiscal 2013, 2012 and 2011:

	Fiscal Years Ended January 31,
(Amounts in millions)	2013	2012	2011
Deferred membership fee revenue, beginning of year	$559	$542	$532
Cash received from members	1,133	1,111	1,074
Membership fee revenue recognized	(1,117)	(1,094)	(1,064)
Deferred membership fee revenue, end of year	$575	$559	$542

Membership fee revenue is included in membership and other income in the Company's Consolidated Statements of Income. The deferred membership fee is included in accrued liabilities in the Company's Consolidated Balance Sheets.
Shopping Cards
Customer purchases of shopping cards are not recognized as revenue until the card is redeemed and the customer purchases merchandise using the shopping card. Shopping cards in the U.S. do not carry an expiration date and, therefore, customers and members can redeem their shopping cards for merchandise indefinitely. Shopping cards in certain foreign countries where the Company does business may have expiration dates. A certain amount of shopping cards, both with and without expiration dates, will not be redeemed. Management estimates unredeemed shopping cards and recognizes revenue for these amounts over shopping card historical usage periods based on historical redemption rates. Management periodically reviews and updates its estimates of usage periods and redemption rates.
Financial and Other Services
The Company recognizes revenue from service transactions at the time the service is performed. Generally, revenue from services is classified as a component of net sales in the Company's Consolidated Statements of Income.

Cost Of Sales
Cost of Sales
Cost of sales includes actual product cost, the cost of transportation to the Company's warehouses, stores and clubs from suppliers, the cost of transportation from the Company's warehouses to the stores, clubs and customers and the cost of warehousing for the Sam's Club segment and import distribution centers. Cost of sales is reduced by advertising reimbursements received from vendors that are not directly related to specific advertising activities.

Payments From Suppliers
Payments from Suppliers
The Company receives consideration from suppliers for various programs, primarily volume incentives, warehouse allowances and reimbursements for specific programs such as markdowns, margin protection, advertising and supplier-specific fixtures. Payments from suppliers, except for certain advertising reimbursements directly related to specific advertising activities and certain other reimbursements, are accounted for as a reduction of cost of sales and are recognized in the Company's Consolidated Statements of Income when the related inventory is sold.

Operating, Selling, General And Administrative Expenses
Operating, Selling, General and Administrative Expenses
Operating, selling, general and administrative expenses include all operating costs of the Company, except cost of sales, as described above. As a result, the majority of the cost of warehousing and occupancy for the Walmart U.S. and Walmart International segments' distribution facilities is included in operating, selling, general and administrative expenses. Because the Company does not include most of the cost of its Walmart U.S. and Walmart International segments' distribution facilities in cost of sales, its gross profit and gross profit as a percentage of net sales ("gross profit margin") may not be comparable to those of other retailers that may include all costs related to their distribution facilities in cost of sales and in the calculation of gross profit.

Advertising Costs
Advertising Costs
Advertising costs are expensed as incurred and were $2.3 billion for both fiscal 2013 and 2012, and $2.5 billion for fiscal 2011. Advertising costs consist primarily of print, television and digital advertisements and are recorded in operating, selling, general and administrative expenses in the Company's Consolidated Statements of Income. Advertising reimbursements received from suppliers are generally accounted for as a reduction of cost of sales and recognized in the Company's Consolidated Statements of Income when the related inventory is sold. When advertising reimbursements are directly related to specific advertising activities, they are recognized as a reduction of advertising expenses in operating, selling, general and administrative expenses.

Leases
Leases
The Company estimates the expected term of a lease by assuming the exercise of renewal options where an economic penalty exists that would preclude the abandonment of the lease at the end of the initial non-cancelable term and the exercise of such renewal is at the sole discretion of the Company. The expected term is used in the determination of whether a store or club lease is a capital or operating lease and in the calculation of straight-line rent expense. Additionally, the useful life of leasehold improvements is limited by the expected lease term or the economic life of the asset, whichever is shorter. If significant expenditures are made for leasehold improvements late in the expected term of a lease and renewal is reasonably assured, the useful life of the leasehold improvement is limited to the end of the renewal period or economic life of the asset, whichever is shorter.
Rent abatements and escalations are considered in the calculation of minimum lease payments in the Company's capital lease tests and in determining straight-line rent expense for operating leases.

Pre-Opening Costs
Pre-Opening Costs
The cost of start-up activities, including organization costs, related to new store openings, store remodels, expansions and relocations are expensed as incurred and included in operating, selling, general and administrative expenses in the Company's Consolidated Statements of Income. Pre-opening costs totaled $316 million, $308 million and $320 million for fiscal 2013, 2012 and 2011, respectively.

Currency Translation
Currency Translation
The assets and liabilities of all international subsidiaries are translated from the respective local currency to the U.S. dollar using exchange rates at the balance sheet date. Related translation adjustments are recorded as a component of accumulated other comprehensive income (loss). The income statements of international subsidiaries are translated from the respective local currencies to the U.S. dollar using average exchange rates for the period covered by the income statements.

Reclassifications
Reclassifications
Certain reclassifications have been made to prior fiscal year amounts and balances to conform to the presentation in the current fiscal year. These reclassifications did not impact consolidated operating income or net income. Additionally, certain segment asset and expense allocations have been reclassified among segments in the current period. See Note 14 for further discussion of the Company's segments.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
In February 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2013-02, which requires entities to present information about significant items reclassified out of accumulated other comprehensive income (loss) by component either on the face of the statement where net income is presented or as a separate disclosure in the notes to the financial statements. This ASU is effective for the Company in the first quarter of fiscal 2014. The adoption of this ASU is not expected to impact the Company's consolidated net income, financial position or cash flows.
In July 2012, the FASB issued ASU 2012-02, which amends how companies test for impairment of indefinite-lived intangible assets. The new guidance permits a company to assess qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount as a basis for determining whether it is necessary to perform the annual impairment test. The ASU is effective for the Company in the first quarter of fiscal 2014. The adoption of this ASU is not expected to impact the Company's consolidated net income, financial position or cash flows.
In 2011, the FASB issued two ASUs which amend guidance for the presentation of comprehensive income. The amended guidance requires an entity to present components of net income and other comprehensive income in one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive statements. The previous option to report other comprehensive income and its components in the statement of shareholders' equity was eliminated. Although the new guidance changes the presentation of comprehensive income, there are no changes to the components that are recognized in net income or other comprehensive income under existing guidance. Beginning with the quarter ended April 30, 2012, the Company elected to report other comprehensive income and its components in a separate statement of comprehensive income. The adoption of these ASUs did not impact the Company's consolidated net income, financial position or cash flows.
In 2011, the FASB issued ASU 2011-04 to clarify the intent of the application of existing fair value measurement and disclosure requirements, as well as change certain measurement requirements and disclosures. The Company adopted ASU 2011-04 effective February 1, 2012. In connection with the adoption, the Company made an accounting policy election to measure the credit risk of its derivative financial instruments that are subject to master netting agreements on a net basis by counterparty portfolio, consistent with how the Company previously had been measuring credit risk for these instruments. The adoption of ASU 2011-04 did not impact the Company's consolidated net income, financial position or cash flows.

Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Jan. 31, 2013
Accounting Policies [Abstract]
Property And Equipment Table
The following table summarizes the Company's property and equipment balances and includes the estimated useful lives that are generally used to depreciate the assets on a straight-line basis:

		Fiscal Years Ended January 31,
(Amounts in millions)	Estimated Useful Lives	2013	2012
Land	N/A	$25,612	$23,499
Buildings and improvements	3-40 years	90,686	84,275
Fixtures and equipment	3-25 years	40,903	39,234
Transportation equipment	3-15 years	2,796	2,682
Construction in progress	N/A	5,828	5,312
Property and equipment		$165,825	$155,002
Accumulated depreciation		(51,896)	(45,399)
Property and equipment, net		$113,929	$109,603

Goodwill By Operating Segment Table
The following table reflects goodwill activity, by reportable segment, for fiscal 2013 and 2012:

(Amounts in millions)	Walmart U.S.	Walmart International	Sam's Club	Total
Balances as of February 1, 2011	$239	$16,211	$313	$16,763
Changes in currency translation and other	—	(535)	—	(535)
Acquisitions(1)	200	4,223	—	4,423
Balances as of January 31, 2012	439	19,899	313	20,651
Changes in currency translation and other	—	(65)	—	(65)
Purchase accounting adjustments for prior fiscal year acquisitions(2)	4	(532)	—	(528)
Acquisitions(3)	—	439	—	439
Balances as of January 31, 2013	$443	$19,741	$313	$20,497

Summary of Membership Activity Table
The following table summarizes membership fee activity for fiscal 2013, 2012 and 2011:

	Fiscal Years Ended January 31,
(Amounts in millions)	2013	2012	2011
Deferred membership fee revenue, beginning of year	$559	$542	$532
Cash received from members	1,133	1,111	1,074
Membership fee revenue recognized	(1,117)	(1,094)	(1,064)
Deferred membership fee revenue, end of year	$575	$559	$542

Net Income Per Common Share (Tables)	12 Months Ended
Jan. 31, 2013
Earnings Per Share [Abstract]
Schedule Of Calculation Of Numerator And Denominator In Earnings Per Share

	Fiscal Years Ended January 31,
(Amounts in millions, except per share data)	2013	2012	2011
Numerator
Income from continuing operations	$17,756	$16,454	$15,959
Less consolidated net income attributable to noncontrolling interest	(757)	(688)	(604)
Income from continuing operations attributable to Walmart	$16,999	$15,766	$15,355

Denominator
Weighted-average common shares outstanding, basic	3,374	3,460	3,656
Dilutive impact of stock options and other share-based awards	15	14	14
Weighted-average common shares outstanding, diluted	3,389	3,474	3,670

Income per common share from continuing operations attributable to Walmart
Basic	$5.04	$4.56	$4.20
Diluted	5.02	4.54	4.18

Shareholder's Equity (Tables)	12 Months Ended
Jan. 31, 2013
Stockholders' Equity Note [Abstract]
Schedule Of Share-Based Compensation Expense
The following table summarizes the Company's share-based compensation expense by award type:

	Fiscal Years Ended January 31,
(Amounts in millions)	2013	2012	2011
Restricted stock and performance share awards	$152	$142	$162
Restricted stock rights	195	184	157
Stock options	31	29	52
Share-based compensation expense	$378	$355	$371

Summary Of Stock Options Award Activity
The following table shows the activity for each award type during fiscal 2013:

	Restricted Stock and Performance Share Awards		Restricted Stock Rights		Stock Options(1)
(Shares in thousands)	Shares	Weighted- Average Grant-Date Fair Value Per Share	Shares	Weighted- Average Grant-Date Fair Value Per Share	Shares	Weighted- Average Exercise Price Per Share
Outstanding at February 1, 2012	13,320	$53.56	17,621	$47.76	20,152	$48.21
Granted	4,488	62.13	5,262	53.27	2,082	47.39
Vested/exercised	(2,982)	50.95	(3,714)	45.35	(10,701)	48.12
Forfeited or expired	(2,228)	52.73	(1,330)	48.37	(1,293)	52.56
Outstanding at January 31, 2013	12,598	$57.37	17,839	$49.79	10,240	$47.58
Exercisable at January 31, 2013					5,326	$50.00

(1)	Includes stock option awards granted under the Plan, the CSOP and the Sharesave Plan.

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
The following table includes additional information related to restricted stock and performance share awards and restricted stock rights:

	Fiscal Years Ended January 31,
(Amounts in millions)	2013	2012	2011
Fair value of restricted stock and performance share awards vested	$155	$134	$142
Fair value of restricted stock rights vested	168	178	50

Schedule Of Additional Information Related To Stock Option Awards
The following table includes additional information related to stock option awards:

	Fiscal Years Ended January 31,
(Amounts in millions)	2013	2012	2011
Fair value of stock options vested	$33	$50	$54
Proceeds from stock options exercised	320	420	205
Intrinsic value of stock options exercised	207	91	51

Weighted-Average Assumptions To Estimate Fair Values
The following table provides the weighted-average assumptions used to estimate the fair values of the Company's stock options granted in fiscal 2013, 2012 and 2011:

	Fiscal Years Ended January 31,
	2013	2012	2011
Dividend yield(1)	2.8%	2.9%	2.3%
Volatility(2)	16.2%	17.6%	17.1%
Risk-free interest rate(3)	0.6%	1.3%	1.8%
Expected life in years(4)	3.0	3.0	3.1
Weighted-average fair value of options granted	$10.57	$9.61	$12.53

(1)	Expected dividend yield is based on the anticipated dividends over the vesting period.

(2)	Expected volatility is based on historical volatility of the Company's stock.

(3)	Risk-free interest rate is based on the U.S. Treasury yield curve at the time of the grant.

(4)	Expected life in years is based on historical exercise and expiration activity of grants with similar vesting periods.

Schedule Of Company's Share Repurchases
Cash paid for share repurchases during fiscal 2013, 2012 and 2011, was as follows:

Share Repurchases	Total Number of Shares Repurchased (in millions)	Average Price Paid per Share (in dollars)	Total Investment (in billions)
Fiscal year ended January 31, 2013	113.2	$67.15	$7.6
Fiscal year ended January 31, 2012	115.3	54.64	6.3
Fiscal year ended January 31, 2011	279.1	53.03	14.8

Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Jan. 31, 2013
Other Comprehensive Income (Loss), Tax [Abstract]
Composition Of Accumulated Other Comprehensive Income (Loss)
The following table provides the changes in the composition of total Walmart accumulated other comprehensive income (loss) for fiscal 2013, 2012 and 2011:

	Currency Translation and Other	Derivative Instruments	Minimum Pension Liability	Total
(Amounts in millions)
Balances as of February 1, 2010	$348	$77	$(495)	$(70)
Other comprehensive income (loss)	878	(17)	(145)	716
Balances as of January 31, 2011	1,226	60	(640)	646
Other comprehensive income (loss)	(2,032)	(67)	43	(2,056)
Balances as of January 31, 2012	(806)	(7)	(597)	(1,410)
Other comprehensive income (loss)	853	136	(166)	823
Balances as of January 31, 2013	$47	$129	$(763)	$(587)
A

Accrued Liabilities (Tables)	12 Months Ended
Jan. 31, 2013
Accrued Liabilities [Abstract]
Summary Of Accrued Liabilities
The Company's accrued liabilities consist of the following:

	As of January 31,
(Amounts in millions)	2013	2012
Accrued wages and benefits(1)	$5,059	$5,089
Self-insurance(2)	3,373	3,638
Accrued taxes(3)	2,851	2,323
Other(4)	7,525	7,130
Total accrued liabilities	$18,808	$18,180

(1)	Accrued wages and benefits include accrued wages, salaries, vacation, bonuses and other incentive plans.

(2)	Self-insurance consists of all insurance-related liabilities, such as workers' compensation, general liability, vehicle liability, property liability and employee-related health care benefits.

(3)	Accrued taxes include accrued payroll, value added, sales and miscellaneous other taxes.

(4)	Other accrued liabilities consist of various items such as maintenance, utilities, advertising and interest.

Short-Term Borrowings And Long-Term Debt (Tables)	12 Months Ended
Jan. 31, 2013
Debt Disclosure [Abstract]
Information On Short-Term Borrowings And Interest Rates
he following table includes additional information related to the Company's short-term borrowings for fiscal 2013, 2012 and 2011:

	Fiscal Years Ended January 31,
(Amounts in millions)	2013	2012	2011
Maximum amount outstanding at any month-end	$8,740	$9,594	$9,282
Average daily short-term borrowings	6,007	6,040	4,020
Weighted-average interest rate	0.1%	0.1%	0.2%

Schedule of Line of Credit Facilities
The lines of credit, including drawn and undrawn amounts, are summarized in the following table:

	Fiscal Years Ended January 31,
	2013			2012
(Amounts in millions)	Available	Drawn	Undrawn	Available	Drawn	Undrawn
Five-year credit facility(1)	$6,258	$—	$6,258	$6,258	$—	$6,258
364-day revolving credit facility(2)	10,000	—	10,000	10,000	—	10,000
Stand-by letters of credit(3)	1,871	1,868	3	2,225	2,178	47
Total	$18,129	$1,868	$16,261	$18,483	$2,178	$16,305

(1)	In June 2011, the Company renewed and extended its existing five-year credit facility, which is used to support its commercial paper program.

(2)	In June 2012, the Company renewed and extended its existing 364-day revolving credit facility, which is used to support its commercial paper program.

(3)	In June 2012, the Company renewed the stand-by letters of credit, which is used to support various potential and actual obligations.

Schedule Of Long-Term Debt
The Company's long-term debt, which includes the fair value instruments further discussed in Note 8, consists of the following:

		January 31, 2013		January 31, 2012
(Amounts in millions)	Maturity Dates By Fiscal Year	Amount	Average Rate(1)	Amount	Average Rate(1)
Unsecured debt
Fixed	2014-2042	$32,476	4.6%	$33,128	4.6%
Variable	2014	500	5.5%	500	5.2%
Total U.S. dollar denominated		32,976		33,628
Fixed	2030	1,358	4.9%	1,308	4.9%
Variable		—		—
Total Euro denominated		1,358		1,308
Fixed	2031-2039	5,550	5.3%	6,301	5.3%
Variable		—		—
Total Sterling denominated		5,550		6,301
Fixed	2014-2021	1,942	1.4%	2,335	1.4%
Variable	2014-2016	1,056	0.7%	1,271	0.8%
Total Yen denominated		2,998		3,606
Total unsecured debt		42,882		44,843
Total other debt (in USD)(2)	2014-2042	1,099		1,202
Total debt		43,981		46,045
Less amounts due within one year		(5,587)		(1,975)
Long-term debt		$38,394		$44,070

(1)
The average rate represents the weighted-average stated rate for each corresponding debt category, based on year-end balances and year-end local currency interest rates. Interest costs are also impacted by certain derivative financial instruments described in Note 8.

(2)
A portion of other debt at January 31, 2013 and 2012, includes secured debt in the amount of $627 million and $319 million, respectively, which was collateralized by property that had an aggregate carrying amount of approximately $599 million and $866 million, respectively.

Schedule Of Long-Term Debt Maturities
Annual maturities of long-term debt during the next five years and thereafter are as follows:

(Amounts in millions)	Annual
Fiscal Year	Maturity
2014	$5,587
2015	3,753
2016	4,562
2017	1,127
2018	1,128
Thereafter	27,824
Total	$43,981

Information On Significant Long-Term Debt Issued
Information on significant long-term debt issued during fiscal 2012, is as follows (amounts in millions):

Issue Date	Maturity Date	Interest Rate	Principal Amount
April 18, 2011	April 15, 2014	1.625%	$1,000
April 18, 2011	April 15, 2016	2.800%	1,000
April 18, 2011	April 15, 2021	4.250%	1,000
April 18, 2011	April 15, 2041	5.625%	2,000
Total			$5,000

Fair Value Measurements (Tables)	12 Months Ended
Jan. 31, 2013
Fair Value Disclosures [Abstract]
Notional Amounts And Fair Values Of Interest Rate Swaps

	January 31, 2013		January 31, 2012
(Amounts in millions)	Notional Amount	Fair Value	Notional Amount	Fair Value
Receive fixed-rate, pay variable-rate interest rate swaps designated as fair value hedges	$3,445	$60	$3,945	$183
Receive fixed-rate, pay fixed-rate cross-currency interest rate swaps designated as net investment hedges	1,250	223	1,250	316
Receive fixed-rate, pay fixed-rate cross-currency interest rate swaps designated as cash flow hedges	2,944	230	2,884	(3)
Receive variable-rate, pay fixed-rate interest rate swaps designated as cash flow hedges	1,056	(8)	1,270	(16)
Receive variable-rate, pay fixed-rate forward starting interest rate swaps designated as cash flow hedges	5,000	10	—	—
Total	$13,695	$515	$9,349	$480

Other Fair Value Disclosure
The carrying value and fair value of the Company's long-term debt as of January 31, 2013 and January 31, 2012, are as follows:

	January 31, 2013		January 31, 2012
(Amounts in millions)	Carrying Value	Fair Value	Carrying Value	Fair Value
Long-term debt, including amounts due within one year	$43,981	$50,664	$46,045	$53,043

Derivative Financial Instruments (Tables)	12 Months Ended
Jan. 31, 2013
Summary of Derivative Instruments [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The Company's derivative instruments, as well as its nonderivative debt instruments designated and qualifying as hedging instruments, were classified as follows in the Company's Consolidated Balance Sheets:

	January 31, 2013			January 31, 2012
(Amounts in millions)	Fair Value Instruments	Net Investment Instruments	Cash Flow Instruments	Fair Value Instruments	Net Investment Instruments	Cash Flow Instruments
Derivative instruments
Prepaid expenses and other	$29	$—	$—	$2	$—	$—
Other assets and deferred charges	31	223	327	181	316	91
Derivative asset subtotals	$60	$223	$327	$183	$316	$91

Accrued liabilities	$—	$—	$4	$—	$—	$—
Deferred income taxes and other	—	—	91	—	—	110
Derivative liability subtotals	$—	$—	$95	$—	$—	$110

Nonderivative hedging instruments
Long-term debt due within one year	$—	$818	$—	$—	$785	$—
Long-term debt	—	6,145	—	—	7,546	—
Nonderivative hedge liability subtotals	$—	$6,963	$—	$—	$8,331	$—

Taxes (Tables)	12 Months Ended
Jan. 31, 2013
Income Tax Disclosure [Abstract]
Components Of Income From Continuing Operations Before Income Taxes
The components of income from continuing operations before income taxes are as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2013	2012	2011
U.S.	$19,352	$18,685	$18,398
Non-U.S.	6,385	5,713	5,140
Total income from continuing operations before income taxes	$25,737	$24,398	$23,538

Summary Of Provision For Income Taxes
A summary of the provision for income taxes is as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2013	2012	2011
Current:
U.S. federal	$5,611	$4,596	$4,600
U.S. state and local	622	743	637
International	1,766	1,403	1,466
Total current tax provision	7,999	6,742	6,703
Deferred:
U.S. federal	38	1,444	818
U.S. state and local	(8)	57	39
International	(48)	(299)	19
Total deferred tax expense (benefit)	(18)	1,202	876
Total provision for income taxes	$7,981	$7,944	$7,579

Reconciliation Of Income Tax Rate And Federal Statutory Rate On Pretax Income
A reconciliation of the significant differences between the U.S. statutory tax rate and the effective income tax rate on pretax income from continuing operations is as follows:

	Fiscal Years Ended January 31,
	2013	2012	2011
U.S. statutory tax rate	35.0%	35.0%	35.0%
U.S. state income taxes, net of federal income tax benefit	1.7%	2.0%	1.9%
Income taxed outside the U.S.	(2.6)%	(2.8)%	(2.2)%
Net impact of repatriated international earnings	(2.5)%	(0.3)%	(1.5)%
Other, net	(0.6)%	(1.3)%	(1.0)%
Effective income tax rate	31.0%	32.6%	32.2%

Significant Components Of Deferred Tax Account Balances
The significant components of the Company's deferred tax account balances are as follows:

	January 31,
(Amounts in millions)	2013	2012
Deferred tax assets:
Loss and tax credit carryforwards	$3,525	$2,996
Accrued liabilities	2,683	2,949
Share-based compensation	204	376
Other	1,500	1,029
Total deferred tax assets	7,912	7,350
Valuation allowance	(2,225)	(2,528)
Deferred tax assets, net of valuation allowance	5,687	4,822
Deferred tax liabilities:
Property and equipment	5,830	5,891
Inventories	1,912	1,627
Other	1,157	409
Total deferred tax liabilities	8,899	7,927
Net deferred tax liabilities	$3,212	$3,105

Deferred Taxes Classification In Consolidated Balance Sheets
The deferred taxes are classified as follows in the Company's Consolidated Balance Sheets:

	January 31,
(Amounts in millions)	2013	2012
Balance Sheet classification:
Assets:
Prepaid expenses and other	$520	$815
Other assets and deferred charges	757	738
Asset subtotals	1,277	1,553
Liabilities:
Accrued liabilities	116	41
Deferred income taxes and other	4,373	4,617
Liability subtotals	4,489	4,658
Net deferred tax liabilities	$3,212	$3,105

Reconciliation Of Unrecognized Tax Benefits From Continuing Operations
A reconciliation of unrecognized tax benefits from continuing operations is as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2013	2012	2011
Unrecognized tax benefits, beginning of year	$611	$795	$1,019
Increases related to prior year tax positions	88	87	101
Decreases related to prior year tax positions	(232)	(162)	(61)
Increases related to current year tax positions	431	56	199
Settlements during the period	(80)	(161)	(453)
Lapse in statutes of limitations	—	(4)	(10)
Unrecognized tax benefits, end of year	$818	$611	$795

Commitments (Tables)	12 Months Ended
Jan. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Aggregate Minimum Annual Rentals Under Non-Cancelable Leases
Aggregate minimum annual rentals at January 31, 2013, under non-cancelable leases are as follows:

(Amounts in millions)
Fiscal Year	Operating Leases	Capital Leases
2014	$1,722	$620
2015	1,598	584
2016	1,480	535
2017	1,384	490
2018	1,246	449
Thereafter	9,373	3,590
Total minimum rentals	$16,803	$6,268
Less estimated executory costs		55
Net minimum lease payments		6,213
Less imputed interest		2,863
Present value of minimum lease payments		$3,350

Retirement-Related Benefits Pension and Other Postretirement Benefits Disclosure (Tables)	12 Months Ended
Jan. 31, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Costs of Retirement Plans [Table Text Block]
The following table summarizes the contribution expense related to the Company's retirement-related benefits for fiscal 2013, 2012 and 2011:

	Fiscal Years Ended January 31,
(Amounts in millions)	2013	2012	2011
Defined contribution plans:
U.S.	$818	$752	$1,098
International	166	230	75
Defined benefit plans:
International	26	54	146
Total contribution expense for retirement-related benefits	$1,010	$1,036	$1,319

Acquisitions Schedule of Disposal Groups, Including Discontinued Operations (Tables)	12 Months Ended
Jan. 31, 2013
Business Combinations [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The income (loss) from discontinued operations, net of income taxes, including the gain and (losses) upon disposition, are as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2013	2012	2011
Germany	$—	$(67)	$1,041
Seiyu	—	—	(7)
Income (loss) from discontinued operations, net of income taxes	$—	$(67)	$1,034

Segments (Tables)	12 Months Ended
Jan. 31, 2013
Segment Reporting Information, Profit (Loss) [Abstract]
Segment Operating Income, Interest Expense, Net And Income From Continuing Operations Before Income Taxes
Information for the Company's segments, as well as the reconciliation to income from continuing operations before income taxes, is in the following table:

		Walmart		Other
(Amounts in millions)	Walmart U.S.	International	Sam's Club	Unallocated	Consolidated
Fiscal Year Ended January 31, 2013
Net sales	$274,490	$135,201	$56,423	$—	$466,114
Operating income (loss)	21,500	6,694	1,963	(2,356)	27,801
Interest expense, net					(2,064)
Income from continuing operations before income taxes					$25,737
Total assets	$96,234	$85,695	$13,479	$7,697	$203,105
Depreciation and amortization	4,586	2,628	617	670	8,501
Capital expenditures	5,994	4,640	868	1,396	12,898

Fiscal Year Ended January 31, 2012
Net sales	$264,186	$125,873	$53,795	$—	$443,854
Operating income (loss)	20,391	6,182	1,848	(1,863)	26,558
Interest expense, net					(2,160)
Income from continuing operations before income taxes					$24,398
Total assets	$93,143	$81,289	$12,824	$6,150	$193,406
Depreciation and amortization	4,557	2,438	595	540	8,130
Capital expenditures	6,226	5,274	823	1,187	13,510

Fiscal Year Ended January 31, 2011
Net sales	$260,261	$109,232	$49,459	$—	$418,952
Operating income (loss)	19,941	5,575	1,695	(1,669)	25,542
Interest expense, net					(2,004)
Income from continuing operations before income taxes					$23,538
Total assets	$90,166	$71,172	$12,536	$6,908	$180,782
Depreciation and amortization	4,605	2,195	601	240	7,641
Capital expenditures	7,328	3,994	711	666	12,699

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
Total revenues, consisting of net sales and membership and other income, and long-lived assets, consisting primarily of property and equipment, net, aggregated by the Company's U.S. and non-U.S. operations for fiscal 2013, 2012 and 2011, are as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2013	2012	2011
Total revenues
U.S. operations	$332,844	$319,800	$311,591
Non-U.S. operations	136,318	127,150	110,258
Total revenues	$469,162	$446,950	$421,849

Long-lived assets
U.S. operations	$77,692	$75,881	$73,592
Non-U.S. operations	38,989	36,443	34,286
Total long-lived assets	$116,681	$112,324	$107,878

Subsequent Event (Tables)	12 Months Ended
Jan. 31, 2013
Subsequent Events [Abstract]
Schedule of Dividends Payable [Table Text Block]
For fiscal 2014, the annual dividend will be paid in four quarterly installments of $0.47 per share, according to the following record and payable dates:

Record Date	Payable Date
March 12, 2013	April 1, 2013
May 10, 2013	June 3, 2013
August 9, 2013	September 3, 2013
December 6, 2013	January 2, 2014

Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Jan. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)

	Fiscal Year Ended January 31, 2013
(Amounts in millions, except per share data)	Q1	Q2	Q3	Q4	Total
Total revenues	$113,018	$114,296	$113,929	$127,919	$469,162
Net sales	112,272	113,534	113,204	127,104	466,114
Cost of sales	85,186	85,657	85,517	96,128	352,488
Income from continuing operations	3,894	4,161	3,825	5,876	17,756
Consolidated net income	3,894	4,161	3,825	5,876	17,756
Consolidated net income attributable to Walmart	3,742	4,016	3,635	5,606	16,999
Basic net income per common share attributable to Walmart	1.10	1.19	1.08	1.68	5.04
Diluted net income per common share attributable to Walmart	1.09	1.18	1.08	1.67	5.02
	Fiscal Year Ended January 31, 2012
	Q1	Q2	Q3	Q4	Total
Total revenues	$104,189	$109,366	$110,226	$123,169	$446,950
Net sales	103,415	108,638	109,516	122,285	443,854
Cost of sales	78,177	81,770	82,591	92,589	335,127
Income from continuing operations	3,578	3,937	3,501	5,438	16,454
Consolidated net income	3,550	3,937	3,493	5,407	16,387
Consolidated net income attributable to Walmart	3,399	3,801	3,336	5,163	15,699
Basic net income per common share attributable to Walmart	0.97	1.09	0.97	1.51	4.54
Diluted net income per common share attributable to Walmart	0.97	1.09	0.96	1.50	4.52

Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Summary Of Significant Accounting Policies [Line Items]
Amounts Due from Banks	$ 1,300,000,000	$ 1,200,000,000
Restricted cash	715,000,000	547,000,000
Cash and cash equivalents	7,781,000,000	6,550,000,000	7,395,000,000	7,907,000,000
Nonrepatriable Cash and Cash Equivalents	876,000,000	768,000,000
Financing Receivable, Net	1,200,000,000	1,000,000,000
Financing Receivable, Allowance for Credit Losses	115,000,000	63,000,000
Depreciation expense, including amortization of property under capital lease	8,400,000,000	8,100,000,000	7,600,000,000
Interest costs capitalized on construction projects	74,000,000	60,000,000	63,000,000
Workers compensation liability	5,000,000
General liability	15,000,000
Advertising costs	2,300,000,000	2,300,000,000	2,500,000,000
Pre-opening costs	316,000,000	308,000,000	320,000,000
Walmart International [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 5,200,000,000	$ 5,600,000,000

Summary Of Significant Accounting Policies (Estimated Useful Lives Of Property And Equipment) (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013 Land [Member]	Jan. 31, 2012 Land [Member]	Jan. 31, 2013 Building and Building Improvements [Member]	Jan. 31, 2012 Building and Building Improvements [Member]	Jan. 31, 2013 Fixtures And Equipment [Member]	Jan. 31, 2012 Fixtures And Equipment [Member]	Jan. 31, 2013 Transportation Equipment [Member]	Jan. 31, 2012 Transportation Equipment [Member]	Jan. 31, 2013 Construction in Progress [Member]	Jan. 31, 2012 Construction in Progress [Member]	Jan. 31, 2013 Minimum [Member] Building and Building Improvements [Member]	Jan. 31, 2013 Minimum [Member] Fixtures And Equipment [Member]	Jan. 31, 2013 Minimum [Member] Transportation Equipment [Member]	Jan. 31, 2013 Maximum [Member] Building and Building Improvements [Member]	Jan. 31, 2013 Maximum [Member] Fixtures And Equipment [Member]	Jan. 31, 2013 Maximum [Member] Transportation Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life													3 years	3 years	3 years	40 years	25 years	15 years
Property, Plant and Equipment, Gross	$ 165,825	$ 155,002	$ 25,612	$ 23,499	$ 90,686	$ 84,275	$ 40,903	$ 39,234	$ 2,796	$ 2,682	$ 5,828	$ 5,312
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	51,896	45,399
Property, Plant and Equipment, Net	$ 113,929	$ 109,603

Summary Of Significant Accounting Policies (Goodwill By Operating Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2013		Jan. 31, 2012		Jan. 31, 2013 Walmart U.S. [Member]		Jan. 31, 2012 Walmart U.S. [Member]		Jan. 31, 2013 Walmart International [Member]		Jan. 31, 2012 Walmart International [Member]		Jan. 31, 2013 Sam's Club [Member]		Jan. 31, 2012 Sam's Club [Member]		Apr. 30, 2011 Netto Food Stores Limited [Member]	Jun. 30, 2011 Massmart Holdings Limited [Member]	Apr. 30, 2011 United Kingdom Netto Food Stores Limited [Member] stores
Summary Of Significant Accounting Policies [Line Items]
Balances, beginning	$ 20,651		$ 16,763		$ 439		$ 239		$ 19,899		$ 16,211		$ 313		$ 313		$ 748	$ 3,100
Changes in currency translation and other	(65)		(535)		0		0		(65)		(535)		0		0
Acquisitions	439	[1]	4,423	[2]	0	[1]	200	[2]	439	[1]	4,223	[2]	0	[1]	0	[2]
Goodwill, Purchase Accounting Adjustments	(528)	[3]			4	[3]			(532)	[3]			0	[3]
Balances, ending	$ 20,497		$ 20,651		$ 443		$ 439		$ 19,741		$ 19,899		$ 313		$ 313		$ 748	$ 3,100
Number of Stores																			147

[1]	Goodwill recorded for fiscal 2013 acquisitions relates to several acquisitions completed in fiscal 2013 that are not significant, individually or in the aggregate, to the Company's Consolidated Financial Statements.
[2]	Goodwill recorded for acquisitions in fiscal 2012 primarily relates to the acquisition of 147 Netto stores from Dansk Supermarked in the United Kingdom and to the acquisition of a 51% ownership in Massmart, a retailer based in South Africa. Refer to Note 13 for more information about these acquisitions.
[3]	Fiscal 2013 purchase accounting adjustments primarily relate to the finalization of the Massmart purchase price allocation, which was preliminary at January 31, 2012.

Summary Of Significant Accounting Policies (Summary Of Membership Fee Activity) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Accounting Policies [Abstract]
Deferred membership fee revenue, beginning of year	$ 559	$ 542	$ 532
Cash received from members	1,133	1,111	1,074
Membership fee revenue recognized	(1,117)	(1,094)	(1,064)
Deferred membership fee revenue, end of year	$ 575	$ 559	$ 542

Net Income Per Common Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Net Income Per Common Share [Line Items]
Income from continuing operations	$ 5,876	$ 3,825	$ 4,161	$ 3,894	$ 5,438	$ 3,501	$ 3,937	$ 3,578	$ 17,756	$ 16,454	$ 15,959
Less consolidated net income attributable to noncontrolling interest									(757)	(688)	(604)
Income from continuing operations attributable to Walmart									$ 16,999	$ 15,766	$ 15,355
Weighted-average common shares outstanding, basic									3,374	3,460	3,656
Dilutive impact of stock options and other share-based awards									15	14	14
Weighted-average common shares outstanding, diluted									3,389	3,474	3,670
Basic									$ 5.04	$ 4.56	$ 4.2
Diluted									$ 5.02	$ 4.54	$ 4.18
Stock Option [Member]
Net Income Per Common Share [Line Items]
Antidilutive stock options and share-based awards excluded from computation of diluted net income per common share									0	1	4

Shareholder's Equity (Narrative) (Details) (USD $)	12 Months Ended				0 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Jun. 04, 2010	Jun. 03, 2011 Two Thousand And Eleven Share Repurchase Program [Member]	Jan. 31, 2013 Two Thousand And Eleven Share Repurchase Program [Member]	Jan. 31, 2013 Restricted Stock And Performance Share Awards [Member]	Jan. 31, 2012 Restricted Stock And Performance Share Awards [Member]	Jan. 31, 2011 Restricted Stock And Performance Share Awards [Member]	Jan. 31, 2013 Colleague Share Ownership Plan [Member]	Jan. 31, 2013 Sharesave Plan [Member]	Jan. 31, 2013 Restricted Stock [Member]	Jan. 31, 2012 Restricted Stock [Member]	Jan. 31, 2011 Restricted Stock [Member]	Jan. 31, 2013 Stock Option [Member]	Jan. 31, 2012 Stock Option [Member]	Jan. 31, 2011 Stock Option [Member]	Jan. 31, 2013 Maximum [Member] Restricted Stock And Performance Share Awards [Member]	Jan. 31, 2013 Maximum [Member] Colleague Share Ownership Plan [Member]	Jan. 31, 2013 Maximum [Member] Restricted Stock [Member]	Jan. 31, 2013 Minimum [Member] Restricted Stock And Performance Share Awards [Member]	Jan. 31, 2013 Minimum [Member] Colleague Share Ownership Plan [Member]	Jan. 31, 2013 Minimum [Member] Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Expense	$ 378,000,000	$ 355,000,000	$ 371,000,000				$ 152,000,000	$ 142,000,000	$ 162,000,000			$ 195,000,000	$ 184,000,000	$ 157,000,000	$ 31,000,000	$ 29,000,000	$ 52,000,000
Income tax benefit recognized for all share-based compensation plans	142,000,000	134,000,000	141,000,000
Common stock to be issued under the Plan	49,000,000			210,000,000
Unrecognized compensation cost							233,000,000					437,000,000			21,000,000
Option exercisable term, years										2 months	6 months
Stock Repurchase Program, Authorized Amount					15,000,000,000
Stock Repurchase Program, Remaining Authorized Repurchase Amount						$ 3,700,000,000
Options granted vesting period, years											3 years				5 years			5 years	6 years	5 years	3 years	3 years	3 years
Percentage Of Average Market Value Of Options Granted To Colleagues	80.00%

Shareholder's Equity (Restricted Stock And Performance Share Awards) (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Jun. 04, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock to be issued under the Plan	49,000,000			210,000,000
Share-based Compensation Expense	$ 378	$ 355	$ 371
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Expense	195	184	157
Unrecognized compensation cost	437
Restricted Stock And Performance Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Expense	152	142	162
Unrecognized compensation cost	233
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Expense	31	29	52
Unrecognized compensation cost	$ 21
Options granted vesting period, years	5 years
Maximum [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted vesting period, years	5 years
Maximum [Member] | Restricted Stock And Performance Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Vesting Percentage	150.00%
Options granted vesting period, years	5 years
Maximum [Member] | Colleague Share Ownership Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted vesting period, years	6 years
Minimum [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted vesting period, years	3 years
Minimum [Member] | Restricted Stock And Performance Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Vesting Percentage	0.00%
Options granted vesting period, years	3 years
Minimum [Member] | Colleague Share Ownership Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted vesting period, years	3 years

Shareholder's Equity (Restricted Stock Rights) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award vesting percentage year 5	50.00%
Weighted average discount for dividend yield	12.20%	11.70%	9.10%
Share based compensation arrangement by share based payment award contractual term	10 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award vesting percentage year 3	50.00%
Unrecognized compensation cost	437
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted vesting period, years	5 years
Unrecognized compensation cost	21
Maximum [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted vesting period, years	5 years

Shareholder's Equity (Schedule Of Share-Based Compensation Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Expense	$ 378	$ 355	$ 371
Restricted Stock And Performance Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Expense	152	142	162
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Expense	195	184	157
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Expense	$ 31	$ 29	$ 52

Shareholder's Equity (Weighted-Average Assumptions To Estimate Fair Values) (Details) (USD $)	12 Months Ended
	Jan. 31, 2013		Jan. 31, 2012		Jan. 31, 2011
Stockholders' Equity Note [Abstract]
Dividend yield	2.80%	[1]	2.90%	[1]	2.30%	[1]
Volatility	16.20%	[2]	17.60%	[2]	17.10%	[2]
Risk-free interest rate	0.60%	[3]	1.30%	[3]	1.80%	[3]
Expected life in years	3 years	[4]	3 years	[4]	3 years 1 month 24 days	[4]
Weighted-average fair value of options granted	$ 10.57		$ 9.61		$ 12.53

[1]	Expected dividend yield is based on the anticipated dividends over the vesting period.
[2]	Expected volatility is based on historical volatility of the Company's stock.
[3]	Risk-free interest rate is based on the U.S. Treasury yield curve at the time of the grant.
[4]	Expected life in years is based on historical exercise and expiration activity of grants with similar vesting periods.

Shareholder's Equity (Summary Of Stock Option Award Activity) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Jan. 31, 2013		Jan. 31, 2012	Jan. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Total Fair Value	$ 33		$ 50	$ 54
Proceeds from stock options exercised	320		420	205
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	207		91	51
Exercisable at January 31, 2013, Shares	5,326	[1]
Exercisable at January 31, 2013, Weighted-Average Exercise Price	$ 50	[1]
Share-based compensation weighted-average remaining life	5 years 3 months 24 days
Share-based compensation weighted-average exercisable remaining life	2 years 8 months 24 days
Share-based compensation arrangement aggregate intrinsic value	229
Share-based compensation arrangement exercisable aggregate intrinsic value	106
Restricted Stock And Performance Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at February 1, 2012, Shares	13,320
Granted, net, in shares	4,488
Exercised, Shares	(2,982)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	(2,228)
Outstanding at January 31, 2013, Shares	12,598
Outstanding at February 1, 2012, Weighted-Average Exercise Price	$ 53.56
Granted, Weighted-Average Exercise Price	$ 62.13
Exercised, Weighted-Average Exercise Price	$ 50.95
Forfeited or expired, Weighted-Average Exercise Price	$ 52.73
Outstanding at January 31, 2013, Weighted-Average Exercise Price	$ 57.37
Unrecognized compensation cost	233
Unrecognized compensation weighted-average period, years	2 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at February 1, 2012, Shares	17,621
Granted, net, in shares	5,262
Exercised, Shares	(3,714)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	(1,330)
Outstanding at January 31, 2013, Shares	17,839
Outstanding at February 1, 2012, Weighted-Average Exercise Price	$ 47.76
Granted, Weighted-Average Exercise Price	$ 53.27
Exercised, Weighted-Average Exercise Price	$ 45.35
Forfeited or expired, Weighted-Average Exercise Price	$ 48.37
Outstanding at January 31, 2013, Weighted-Average Exercise Price	$ 49.79
Unrecognized compensation cost	437
Unrecognized compensation weighted-average period, years	1 year 8 months 24 days
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at February 1, 2012, Shares	20,152	[1]
Granted, net, in shares	2,082	[1]
Exercised, Shares	(10,701)	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	(1,293)	[1]
Outstanding at January 31, 2013, Shares	10,240	[1]
Outstanding at February 1, 2012, Weighted-Average Exercise Price	$ 48.21	[1]
Granted, Weighted-Average Exercise Price	$ 47.39	[1]
Exercised, Weighted-Average Exercise Price	$ 48.12	[1]
Forfeited or expired, Weighted-Average Exercise Price	$ 52.56	[1]
Outstanding at January 31, 2013, Weighted-Average Exercise Price	$ 47.58	[1]
Unrecognized compensation cost	$ 21
Unrecognized compensation weighted-average period, years	2 years 9 months 24 days

[1]	Includes stock option awards granted under the Plan, the CSOP and the Sharesave Plan.

Shareholder's Equity (Schedule Of Additional Information Related To Stock Options) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Total Fair Value	$ 33	$ 50	$ 54
Proceeds from stock options exercised	320	420	205
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	207	91	51
Restricted Stock And Performance Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of stock awards vested	155	134	142
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of stock awards vested	$ 168	$ 178	$ 50

Shareholder's Equity (Schedule Of Company's Share Repurchases) (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended			0 Months Ended	3 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Jun. 03, 2011 Two Thousand And Eleven Share Repurchase Program [Member]	Jan. 31, 2013 Two Thousand And Eleven Share Repurchase Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Repurchase Program, Authorized Amount				$ 15,000,000,000
Stock Repurchase Program, Remaining Authorized Repurchase Amount					3,700,000,000
Total Number of Shares Repurchased	113	115	279
Average Price Paid per Share	$ 67.15	$ 54.64	$ 53.03
Total Investment	$ 7,600,000,000	$ 6,300,000,000	$ 14,800,000,000

Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Accumulated Other Comprehensive Income Loss [Line Items]
Balances - Beginning of Period	$ (1,410)	$ 646	$ (70)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	823	(2,056)	716
Balances - End of Period	(587)	(1,410)	646
Currency Translation And Other [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Balances - Beginning of Period	(806)	1,226	348
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	853	(2,032)	878
Balances - End of Period	47	(806)	1,226
Derivative Instruments [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Balances - Beginning of Period	(7)	60	77
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	136	(67)	(17)
Balances - End of Period	129	(7)	60
Minimum Pension Liability [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Balances - Beginning of Period	(597)	(640)	(495)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(166)	43	(145)
Balances - End of Period	$ (763)	$ (597)	$ (640)

Accrued Liabilities (Summary Of Accrued Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2013		Jan. 31, 2012
Accrued Liabilities [Abstract]
Accrued wages and benefits	$ 5,059	[1]	$ 5,089	[1]
Self Insurance Reserve	3,373	[2]	3,638	[2]
Accrued taxes	2,851	[3]	2,323	[3]
Other	7,525	[4]	7,130	[4]
Total accrued liabilities	$ 18,808		$ 18,180

[1]	Accrued wages and benefits include accrued wages, salaries, vacation, bonuses and other incentive plans.
[2]	Self-insurance consists of all insurance-related liabilities, such as workers' compensation, general liability, vehicle liability, property liability and employee-related health care benefits.
[3]	Accrued taxes include accrued payroll, value added, sales and miscellaneous other taxes.
[4]	Other accrued liabilities consist of various items such as maintenance, utilities, advertising and interest.

Short-Term Borrowings And Long-Term Debt (Narrative) (Details) (USD $)	12 Months Ended
	Jan. 31, 2013		Jan. 31, 2012
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 18,129,000,000		$ 18,483,000,000
Short-term borrowings	6,805,000,000		4,047,000,000
Number of financial institutions committing to lend funds under lines of credit	27
Lines of credit outstanding	18,100,000,000
Trade letters of credit outstanding	2,700,000,000		2,900,000,000
Secured Long-term Debt, Noncurrent	627,000,000		319,000,000
Carrying Value Of Property Collateralizing Long Term Debt	599,000,000		866,000,000
Net proceeds from note issuances			4,900,000,000
Percentage of notes principal amount	100.00%
Minimum [Member]
Debt Instrument [Line Items]
Basis point of interest rate in addition to LIBOR	0.10%
Commitment fee on undrawn amount (in basis points)	0.02%
Maximum [Member]
Debt Instrument [Line Items]
Basis point of interest rate in addition to LIBOR	0.75%
Commitment fee on undrawn amount (in basis points)			0.10%
Put Options [Member]
Debt Instrument [Line Items]
Carrying amount of debt with embedded put options	500,000,000		500,000,000
5-Year Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	6,258,000,000	[1]	6,258,000,000	[1]
Lines of credit outstanding	0	[1]	0	[1]
Line of Credit Facility, Remaining Borrowing Capacity	6,258,000,000	[1]	6,258,000,000	[1]
364-Day Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	10,000,000,000	[2]	10,000,000,000	[2]
Lines of credit outstanding	0	[2]	0	[2]
Line of Credit Facility, Remaining Borrowing Capacity	10,000,000,000	[2]	10,000,000,000	[2]
Standby Letters Of Credit [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	1,871,000,000	[3]	2,225,000,000	[3]
Lines of credit outstanding	1,868,000,000	[3]	2,178,000,000	[3]
Line of Credit Facility, Remaining Borrowing Capacity	3,000,000	[3]	47,000,000	[3]
Drawn Amount [Member]
Debt Instrument [Line Items]
Lines of credit outstanding	1,868,000,000		2,178,000,000
Undrawn Amount [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity	$ 16,261,000,000		$ 16,305,000,000

[1]	In June 2011, the Company renewed and extended its existing five-year credit facility, which is used to support its commercial paper program.
[2]	In June 2012, the Company renewed and extended its existing 364-day revolving credit facility, which is used to support its commercial paper program.
[3]	In June 2012, the Company renewed the stand-by letters of credit, which is used to support various potential and actual obligations.

Short-Term Borrowings And Long-Term Debt (Information On Short-Term Borrowings And Interest Rates) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Debt Disclosure [Abstract]
Maximum amount outstanding at any month-end	$ 8,740	$ 9,594	$ 9,282
Average daily short-term borrowings	$ 6,007	$ 6,040	$ 4,020
Weighted-average interest rate	0.10%	0.10%	0.20%

Short-Term Borrowings And Long-Term Debt (Schedule Of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2013		Jan. 31, 2012
Debt Instrument [Line Items]
Maturity Dates By Fiscal Year, Start Range	Jan 31, 2014
Maturity Dates By Fiscal Year, End Range	Jan 31, 2042
Long-term debt, including amounts due within one year	$ 43,981		$ 46,045
Less amounts due within one year	(5,587)		(1,975)
Long-term debt	38,394		44,070
Collateralized long-term debt	627		319
Aggregate carrying amount of debt collateralized by property	599		866
Denominated U.S. Dollar [Member]
Debt Instrument [Line Items]
Long-term debt, including amounts due within one year	32,976		33,628
Denominated U S Dollar Variable [Member] [Domain]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Jan 31, 2014
Average Rate, Variable	5.50%	[1]	5.20%	[1]
Long-term debt, including amounts due within one year	500		500
Denominated U S Dollar Fixed [Domain]
Debt Instrument [Line Items]
Maturity Dates By Fiscal Year, Start Range	Jan 31, 2014
Maturity Dates By Fiscal Year, End Range	Jan 31, 2042
Average Rate, Fixed	4.60%	[1]	4.60%	[1]
Long-term debt, including amounts due within one year	32,476		33,128
Denominated Euro Variable [Member] [Domain]
Debt Instrument [Line Items]
Long-term debt, including amounts due within one year	0		0
Denominated Euro [Member]
Debt Instrument [Line Items]
Long-term debt, including amounts due within one year	1,358		1,308
Denominated Euro Fixed [Member] [Domain]
Debt Instrument [Line Items]
Maturity Dates By Fiscal Year, Start Range	Jan 31, 2030
Average Rate, Fixed	4.90%	[1]	4.90%	[1]
Long-term debt, including amounts due within one year	1,358		1,308
Denominated Sterling Variable [Member]
Debt Instrument [Line Items]
Long-term debt, including amounts due within one year	0		0
Denominated Sterling [Member]
Debt Instrument [Line Items]
Long-term debt, including amounts due within one year	5,550		6,301
Denominated Sterling Fixed [Member]
Debt Instrument [Line Items]
Maturity Dates By Fiscal Year, Start Range	Jan 31, 2031
Maturity Dates By Fiscal Year, End Range	Jan 31, 2039
Average Rate, Fixed	5.30%	[1]	5.30%	[1]
Long-term debt, including amounts due within one year	5,550		6,301
Denominated Yen Variable [Member]
Debt Instrument [Line Items]
Maturity Dates By Fiscal Year, Start Range	Jan 31, 2014
Maturity Dates By Fiscal Year, End Range	Jan 31, 2016
Average Rate, Variable	0.70%	[1]	0.80%	[1]
Long-term debt, including amounts due within one year	1,056		1,271
Denominated Yen Fixed [Member]
Debt Instrument [Line Items]
Maturity Dates By Fiscal Year, Start Range	Jan 31, 2014
Maturity Dates By Fiscal Year, End Range	Jan 31, 2021
Average Rate, Fixed	1.40%	[1]	1.40%	[1]
Long-term debt, including amounts due within one year	1,942		2,335
Denominated Yen [Member]
Debt Instrument [Line Items]
Long-term debt, including amounts due within one year	2,998		3,606
Unsecured Debt [Member]
Debt Instrument [Line Items]
Long-term debt, including amounts due within one year	42,882		44,843
Other Debt Obligations [Member]
Debt Instrument [Line Items]
Long-term debt, including amounts due within one year	$ 1,099	[2]	$ 1,202	[2]

[1]	The average rate represents the weighted-average stated rate for each corresponding debt category, based on year-end balances and year-end local currency interest rates. Interest costs are also impacted by certain derivative financial instruments described in Note 8.
[2]	A portion of other debt at January 31, 2013 and 2012, includes secured debt in the amount of $627 million and $319 million, respectively, which was collateralized by property that had an aggregate carrying amount of approximately $599 million and $866 million, respectively.

Short-Term Borrowings And Long-Term Debt (Schedule Of Long-Term Debt Maturities) (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
Debt Disclosure [Abstract]
2014	$ 5,587
2015	3,753
2016	4,562
2017	1,127
2018	1,128
Thereafter	27,824
Long-term debt, including amounts due within one year	$ 43,981	$ 46,045

Short-Term Borrowings And Long-Term Debt (Information On Significant Long-Term Debt Issued) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Jan. 31, 2013
Debt Instrument [Line Items]
Principal Amount	$ 5,000
April 15, 2014 [Member]
Debt Instrument [Line Items]
Issue Date	Apr 18, 2011
Debt Instrument, Maturity Date	Apr 15, 2014
Interest Rate	1.63%
Principal Amount	1,000
April 15, 2016 [Member]
Debt Instrument [Line Items]
Issue Date	Apr 18, 2011
Debt Instrument, Maturity Date	Apr 15, 2016
Interest Rate	2.80%
Principal Amount	1,000
April 15, 2021 [Member]
Debt Instrument [Line Items]
Issue Date	Apr 18, 2011
Debt Instrument, Maturity Date	Apr 15, 2021
Interest Rate	4.25%
Principal Amount	1,000
April 15, 2041 [Member]
Debt Instrument [Line Items]
Issue Date	Apr 18, 2011
Debt Instrument, Maturity Date	Apr 15, 2041
Interest Rate	5.63%
Principal Amount	$ 2,000

Fair Value Measurements (Notional Amounts And Fair Values Of Interest Rate Swaps) (Details) (Recurring [Member], USD $) In Millions, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Amount	$ 13,695	$ 9,349
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	515	480
Fair Value Hedging | Floating-Rate Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Amount	3,445	3,945
Fair Value Hedging | Floating-Rate Interest Rate Swaps [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	60	183
Net Investment Hedging | Cross-currency interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Amount	1,250	1,250
Net Investment Hedging | Cross-currency interest rate swaps | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	223	316
Cash Flow Hedging | Cross-currency interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Amount	2,944	2,884
Cash Flow Hedging | Cross-currency interest rate swaps | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	230	(3)
Cash Flow Hedging | Fixed-Rate Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Amount	1,056	1,270
Cash Flow Hedging | Fixed-Rate Interest Rate Swaps [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	(8)	(16)
Cash Flow Hedging | Forward Starting Interest Rate Swap [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Amount	5,000	0
Cash Flow Hedging | Forward Starting Interest Rate Swap [Domain] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 10	$ 0

Fair Value Measurements (Carrying Value And Fair Value Of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including amounts due within one year	$ 43,981	$ 46,045
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including amounts due within one year	43,981	46,045
Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including amounts due within one year, Fair Value	$ 50,664	$ 53,043

Derivative Financial Instruments (Narrative) (Details)	12 Months Ended								12 Months Ended
	Jan. 31, 2013 USD ($)	Jan. 31, 2013 Fair Value Hedging	Jan. 31, 2013 Net Investment Hedging	Jan. 31, 2013 Net Investment Hedging United Kingdom and Japan	Jan. 31, 2013 Net Investment Hedging United Kingdom GBP (£)	Jan. 31, 2012 Net Investment Hedging United Kingdom GBP (£)	Jan. 31, 2013 Net Investment Hedging Japan JPY (¥)	Jan. 31, 2012 Net Investment Hedging Japan JPY (¥)	Jan. 31, 2013 Cash Flow Hedging	Jan. 31, 2013 Cash Flow Hedging Interest Rate Swap	Jan. 31, 2013 Cash Flow Hedging Cross-currency interest rate contract	Jan. 31, 2013 Netting and collateral USD ($)	Jan. 31, 2012 Netting and collateral USD ($)
Derivative [Line Items]
Derivative, collateral, obligation to return cash												$ 413,000,000	$ 387,000,000
Threshold of derivative liability position requiring cash collateral	150,000,000
Investment maturity date range start		Apr 30, 2013	Oct 30, 2023	Aug 1, 2013						Aug 30, 2013	Sep 30, 2029
Investment maturity date range end		May 31, 2014	Feb 28, 2030	Jan 31, 2039						Jul 30, 2015	Mar 30, 2034
Debt designated as United Kingdom net investment hedge					2,500,000,000	3,000,000,000
Debt designated as Japanese net investment hedge							¥ 275,000,000,000	¥ 275,000,000,000
Forward starting interest rate swap number of years hedging minimum	10
Forward starting interest rate swap number of years hedging maximum	30
Forward starting interest rate swap number of years hedging interest rate maximum	32
Forward starting interest rate swap termination date									Oct 31, 2014

Derivative Financial Instruments (Balance Sheet Classification Of Financial Instruments) (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
Fair Value Hedging
Derivative [Line Items]
Derivative Assets	$ 60	$ 183
Derivative Liabilities	0	0
Fair Value Hedging | Prepaid expenses and other
Derivative [Line Items]
Derivative Assets	29	2
Fair Value Hedging | Other assets and deferred charges
Derivative [Line Items]
Derivative Assets	31	181
Net Investment Hedging
Derivative [Line Items]
Derivative Assets	223	316
Nonderivative Hedging Instruments	6,963	8,331
Net Investment Hedging | Other assets and deferred charges
Derivative [Line Items]
Derivative Assets	223	316
Net Investment Hedging | Long term debt due within one year (hedged item)
Derivative [Line Items]
Nonderivative Hedging Instruments	818	785
Net Investment Hedging | Long-term debt
Derivative [Line Items]
Nonderivative Hedging Instruments	6,145	7,546
Cash Flow Hedging
Derivative [Line Items]
Derivative Assets	327	91
Derivative Liabilities	95	110
Cash Flow Hedging | Other assets and deferred charges
Derivative [Line Items]
Derivative Assets	327	91
Cash Flow Hedging | Accrued liabilities
Derivative [Line Items]
Derivative Liabilities	4	0
Cash Flow Hedging | Deferred income taxes and other
Derivative [Line Items]
Derivative Liabilities	$ 91	$ 110

Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Taxes [Line Items]
Accumulated undistributed earnings of non-U.S. subsidiaries	$ 19,200,000,000	$ 19,700,000,000
Operating loss and capital loss carryforwards	5,500,000,000
Operating loss and capital loss carryforwards expiring by 2023	3,200,000,000
Foreign tax credit carryforwards expiring by 2023	1,700,000,000
Valuation on deferred tax assets	2,225,000,000	2,528,000,000
Net change in valuation allowance	300,000,000
Unrecognized Tax Benefits	818,000,000	611,000,000	795,000,000	1,019,000,000
Unrecognized tax benefits that would impact effective tax rate	741,000,000	520,000,000
Interest related to uncertain tax positions	2,000,000	(19,000,000)	45,000,000
Accrued interest expense related to uncertain tax benefits	139,000,000	166,000,000
Minimum [Member]
Taxes [Line Items]
Reduction of unrecognized tax benefits related to tax audit resolutions minimum	165,000,000
Maximum [Member]
Taxes [Line Items]
Reduction of unrecognized tax benefits related to tax audit resolutions minimum	$ 210,000,000

Taxes (Components Of Income From Continuing Operations Before Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Taxes [Line Items]
Income from continuing operations before income taxes	$ 25,737	$ 24,398	$ 23,538
US Domestic [Member]
Taxes [Line Items]
Income from continuing operations before income taxes	19,352	18,685	18,398
Walmart International [Member]
Taxes [Line Items]
Income from continuing operations before income taxes	$ 6,385	$ 5,713	$ 5,140

Taxes (Summary Of Provision For Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Current:
U.S. federal	$ 5,611	$ 4,596	$ 4,600
U.S. state and local	622	743	637
International	1,766	1,403	1,466
Total current tax provision	7,999	6,742	6,703
Deferred:
U.S. federal	38	1,444	818
U.S. state and local	(8)	57	39
International	(48)	(299)	19
Total deferred tax provision	(18)	1,202	876
Total provision for income taxes	$ 7,981	$ 7,944	$ 7,579

Taxes (Reconciliation Of Income Tax Rate And Federal Statutory Rate On Pretax Income) (Details)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Income Tax Disclosure [Abstract]
U.S. statutory tax rate	35.00%	35.00%	35.00%
U.S. state income taxes, net of federal income tax benefit	1.70%	2.00%	1.90%
Income taxes outside the U.S.	(2.60%)	(2.80%)	(2.20%)
Net impact of repatriated international earnings	(2.50%)	(0.30%)	(1.50%)
Other, net	(0.60%)	(1.30%)	(1.00%)
Effective income tax rate	31.00%	32.60%	32.20%

Taxes (Significant Components Of Deferred Tax Account Balances) (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
Deferred tax assets:
Loss and tax credit carryforwards	$ 3,525	$ 2,996
Accrued liabilities	2,683	2,949
Share-based compensation	204	376
Other	1,500	1,029
Total deferred tax assets	7,912	7,350
Valuation on deferred tax assets	(2,225)	(2,528)
Deferred tax assets, net of valuation allowance	5,687	4,822
Deferred tax liabilities:
Property and equipment	5,830	5,891
Inventories	1,912	1,627
Other	1,157	409
Total deferred tax liabilities	8,899	7,927
Net deferred tax liabilities	$ 3,212	$ 3,105

Taxes (Deferred Taxes Classification In Consolidated Balance Sheets) (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
Assets:
Prepaid expenses and other	$ 520	$ 815
Other assets and deferred charges	757	738
Asset subtotals	1,277	1,553
Liabilities:
Accrued liabilities	116	41
Deferred income taxes and other	4,373	4,617
Liability subtotals	4,489	4,658
Net deferred tax liabilities	$ 3,212	$ 3,105

Taxes (Reconciliation Of Unrecognized Tax Benefits From Continuing Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Income Tax Disclosure [Abstract]
Unrecognized tax benefit, beginning of year	$ 611	$ 795	$ 1,019
Increases related to prior year tax positions	88	87	101
Decreases related to prior year tax positions	(232)	(162)	(61)
Increases related to current year tax positions	431	56	199
Settlements during the period	(80)	(161)	(453)
Lapse in statutes of limitations	0	(4)	(10)
Unrecognized tax benefit, end of year	$ 818	$ 611	$ 795

Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	0 Months Ended
	Jan. 31, 2013	Nov. 14, 2007 Braun Hummel Lawsuit [Member]	Oct. 13, 2006 Braun Hummel Lawsuit [Member]
Loss Contingencies [Line Items]
Loss Contingency, Loss in Period			$ 78
Litigation settlement, gross		188
Rate of post-judgment interest accrual		6.00%
Foreign Corrupt Practices Act Related Expenses	$ 157

Commitments (Narrative) (Details) (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Commitments [Line Items]
Rentals under operating leases and other short-term rental arrangements	$ 2,600,000,000	$ 2,400,000,000	$ 2,000,000,000
Potential future lease commitments for land and buildings, number of future locations	366
Increase in payments under operating leases related to potential future lease commitments	82,000,000
Aggregate termination payment liability related to debt financing	$ 104,000,000
Minimum [Member]
Commitments [Line Items]
Commitment on leases, years	4
Maximum [Member]
Commitments [Line Items]
Commitment on leases, years	50

Commitments (Aggregate Minimum Annual Rentals Under Non-Cancelable Leases) (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, 2014	$ 1,722
Operating Leases, 2015	1,598
Operating Leases, 2016	1,480
Operating Leases, 2017	1,384
Operating Leases, 2018	1,246
Operating leases, thereafter	9,373
Operating Leases Total minimum rentals	16,803
Capital Leases, 2014	620
Capital Leases, 2015	584
Capital Leases, 2016	535
Capital Leases, 2017	490
Capital Leases, 2018	449
Capital Leases, Thereafter	3,590
Capital Leases Total minimum rentals	6,268
Less estimated executory costs	55
Net minimum lease payments	6,213
Less imputed interest	2,863
Capital Lease Obligations	$ 3,350

Retirement-Related Benefits (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Employee contribution to profit sharing and 401 (k) plans, maximum	100.00%
Percentage of participant contribution to be matched towards safe harbor 401(k) plans	6.00%
Vesting percentage of matching contribution for eligible associates	100.00%
Maximum contribution rate of annual eligible earnings to be matched under 401(k) plans	50.00%
Minimum age limit of participant to defer additional earnings in catch-up contributions, years	50
Total Contribution Expense for Defined Contribution and Benefit Plans	$ 1,010	$ 1,036	$ 1,319
Curtailment charge for amendment to ASDA defined benefit plan		70
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments		90
Foreign Member Defined Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Contribution to defined benefit pension plan	26	54	146
United Kingdom | Deferred income taxes and other
Defined Benefit Plan Disclosure [Line Items]
Underfunding of defined benefit pension plans	346	339
Japan | Deferred income taxes and other
Defined Benefit Plan Disclosure [Line Items]
Underfunding of defined benefit pension plans	338	325
Domestic Defined Contribution Pension [Domain]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Cost Recognized	818	752	1,098
Foreign Defined Contribution Pension [Domain]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Cost Recognized	$ 166	$ 230	$ 75

Acquisitions (Narrative) (Details)	12 Months Ended				1 Months Ended
	Jan. 31, 2013 USD ($)	Jan. 31, 2012 USD ($)	Jan. 31, 2011 USD ($)	Feb. 28, 2007 Bounteous Company Limited [Member]	Jun. 30, 2011 Massmart Holdings Limited [Member] USD ($)	Jun. 30, 2011 Massmart Holdings Limited [Member] ZAR	Apr. 30, 2011 Netto Food Stores Limited [Member] USD ($)	Apr. 30, 2011 Netto Food Stores Limited [Member] GBP (£)	Feb. 28, 2007 Initial Interest [Member] Bounteous Company Limited [Member] USD ($)	Jul. 31, 2012 Additional Consideration [Member] Bounteous Company Limited [Member] USD ($)	Feb. 28, 2007 Additional Consideration [Member] Bounteous Company Limited [Member] USD ($)	Jun. 30, 2011 Sub-Saharan African [Member] Massmart Holdings Limited [Member] stores	Apr. 30, 2011 United Kingdom Netto Food Stores Limited [Member] stores
Business Acquisition [Line Items]
Equity Method investment, Initial Ownership Percentage				35.00%
Cost of acquisition									$ 264,000,000	$ 101,000,000	$ 376,000,000
Equity Method Investment, Additional Ownership Percentage				30.00%
Ownership percentage					51.00%
Purchase price					2,500,000,000	16,900,000,000	1,200,000,000	750,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets, Total					6,900,000,000		1,300,000,000
Goodwill	20,497,000,000	20,651,000,000	16,763,000,000		3,100,000,000		748,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities					2,400,000,000		103,000,000
Non-controlling interest					2,000,000,000
Number of stores												290	147
Payments to Acquire Businesses, Net of Cash Acquired	$ 316,000,000	$ 3,548,000,000	$ 202,000,000

Acquisitions, Investments And Disposals (Net Income Or Losses Related To Discontinued Operations, Including Gain And (Losses) Upon Disposition) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Business Acquisition [Line Items]
Net income or losses related to discontinued operations, including gain and (losses) upon disposition	$ 0	$ (67)	$ 1,034
Germany [Member]
Business Acquisition [Line Items]
Net income or losses related to discontinued operations, including gain and (losses) upon disposition	0	(67)	1,041
Seiyu Ltd. [Member]
Business Acquisition [Line Items]
Net income or losses related to discontinued operations, including gain and (losses) upon disposition	$ 0	$ 0	$ (7)

Acquisitions, Investments And Disposals (Disposals Narrative) (Details) (USD $)	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011
Business Combinations [Abstract]
Tax benefit recorded in discontinued operations		$ 1,000,000,000
Discontinued operation of tax and interest expense	$ 67,000,000

Segments (Segment Net Sales) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Segment Reporting Information [Line Items]
Net sales	$ 127,104	$ 113,204	$ 113,534	$ 112,272	$ 122,285	$ 109,516	$ 108,638	$ 103,415	$ 466,114	$ 443,854	$ 418,952
Walmart U.S. [Member]
Segment Reporting Information [Line Items]
Net sales									274,490	264,186	260,261
Walmart International [Member]
Segment Reporting Information [Line Items]
Net sales									135,201	125,873	109,232
Sam's Club [Member]
Segment Reporting Information [Line Items]
Net sales									56,423	53,795	49,459
Other Unallocated [Member]
Segment Reporting Information [Line Items]
Net sales									$ 0	$ 0	$ 0

Subsequent Event (Narrative) (Details) (USD $)	12 Months Ended			0 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Feb. 21, 2013 Subsequent Event [Member]
Subsequent Event [Line Items]
Percent Increase In Dividend Over Prior Year				18.00%
Common Stock, Quarterly Dividends, Per Share, Declared				$ 0.47
Annual dividend approved by Board of Directors	$ 1.59	$ 1.46	$ 1.21	$ 1.88
Dividend paid	$ 1.59

Segments (Segment Operating Income, Income Expense, Net And Income From Continuing Operations Before Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Segment Reporting Information [Line Items]
Net sales	$ 127,104	$ 113,204	$ 113,534	$ 112,272	$ 122,285	$ 109,516	$ 108,638	$ 103,415	$ 466,114	$ 443,854	$ 418,952
Operating income									27,801	26,558	25,542
Interest, net									2,064	2,160	2,004
Income from continuing operations before income taxes									25,737	24,398	23,538
Total assets	203,105				193,406				203,105	193,406	180,782
Depreciation and amortization									8,501	8,130	7,641
Capital expenditures									12,898	13,510	12,699
Walmart U.S. [Member]
Segment Reporting Information [Line Items]
Net sales									274,490	264,186	260,261
Operating income									21,500	20,391	19,941
Total assets	96,234				93,143				96,234	93,143	90,166
Depreciation and amortization									4,586	4,557	4,605
Capital expenditures									5,994	6,226	7,328
Walmart International [Member]
Segment Reporting Information [Line Items]
Net sales									135,201	125,873	109,232
Operating income									6,694	6,182	5,575
Total assets	85,695				81,289				85,695	81,289	71,172
Depreciation and amortization									2,628	2,438	2,195
Capital expenditures									4,640	5,274	3,994
Sam's Club [Member]
Segment Reporting Information [Line Items]
Net sales									56,423	53,795	49,459
Operating income									1,963	1,848	1,695
Total assets	13,479				12,824				13,479	12,824	12,536
Depreciation and amortization									617	595	601
Capital expenditures									868	823	711
Other Unallocated [Member]
Segment Reporting Information [Line Items]
Net sales									0	0	0
Operating income									(2,356)	(1,863)	(1,669)
Total assets	7,697				6,150				7,697	6,150	6,908
Depreciation and amortization									670	540	240
Capital expenditures									$ 1,396	$ 1,187	$ 666

Segments Segments Revenues and Long-Lived Assets (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue of U.S. Operations									$ 332,844	$ 319,800	$ 311,591
Total Revenue of Non-U.S. Operations									136,318	127,150	110,258
Total revenues	127,919	113,929	114,296	113,018	123,169	110,226	109,366	104,189	469,162	446,950	421,849
Disclosure on Geographic Areas, Long-Lived Assets in Entity's Country of Domicile	77,692				75,881				77,692	75,881	73,592
Disclosure on Geographic Areas, Long-Lived Assets in Foreign Countries	38,989				36,443				38,989	36,443	34,286
Long-Lived Assets	$ 116,681				$ 112,324				$ 116,681	$ 112,324	$ 107,878

Quarterly Financial Data (Unaudited) (Quarterly Financial Data) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 127,919	$ 113,929	$ 114,296	$ 113,018	$ 123,169	$ 110,226	$ 109,366	$ 104,189	$ 469,162	$ 446,950	$ 421,849
Net sales	127,104	113,204	113,534	112,272	122,285	109,516	108,638	103,415	466,114	443,854	418,952
Cost of sales	96,128	85,517	85,657	85,186	92,589	82,591	81,770	78,177	352,488	335,127	314,946
Income from continuing operations	5,876	3,825	4,161	3,894	5,438	3,501	3,937	3,578	17,756	16,454	15,959
Consolidated net income	5,876	3,825	4,161	3,894	5,407	3,493	3,937	3,550	17,756	16,387	16,993
Consolidated net income attributable to Walmart	$ 5,606	$ 3,635	$ 4,016	$ 3,742	$ 5,163	$ 3,336	$ 3,801	$ 3,399	$ 16,999	$ 15,699	$ 16,389
Earnings Per Share, Basic	$ 1.68	$ 1.08	$ 1.19	$ 1.1	$ 1.51	$ 0.97	$ 1.09	$ 0.97	$ 5.04	$ 4.54	$ 4.48
Earnings Per Share, Diluted	$ 1.67	$ 1.08	$ 1.18	$ 1.09	$ 1.5	$ 0.96	$ 1.09	$ 0.97	$ 5.02	$ 4.52	$ 4.47